Waddell & Reed Advisors Funds
        Waddell & Reed Advisors Accumulative Fund
        Waddell & Reed Advisors Core Investment Fund
        Waddell & Reed Advisors Science and
          Technology Fund

     Annual
     Report
     -------------
     June 30, 2001

CONTENTS




         3     Waddell & Reed Advisors Accumulative Fund

        21     Waddell & Reed Advisors Core Investment Fund

        40     Waddell & Reed Advisors Science and
                 Technology Fund

        59     Notes to Financial Statements

        70     Independent Auditors' Report

        71     Income Tax Information

        74     Directors & Officers












This report is submitted for the general information of the shareholders of
Waddell & Reed Advisors Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed
Advisors Funds, Inc. current prospectus and current Fund performance information.

MANAGER'S DISCUSSION
------------------------------------------------------------
---------------
  June 30, 2001

An interview with Antonio Intagliata, portfolio manager of Waddell & Reed
Advisors Accumulative Fund


This report relates to the operation of Waddell & Reed
Advisors Accumulative
Fund for the fiscal period ended June 30, 2001. The following graphs and tables provide you with information regarding the Fund's performance during that period, while the following discussion provides you with information regarding the Fund' s performance during the twelve months ended June
30, 2001. The Fund's
board of directors recently approved a change in the Fund's fiscal year-end from
December 31 to June 30.

How did the Fund perform during the last twelve months?
The Fund performed relatively well over the last twelve months, significantly outperforming its benchmark indexes. Nonetheless, given the difficult market environment, the Fund had a slightly negative return for the year. The Class A shares of the Fund declined 3.55 percent during the year, compared with the
Lipper Multi-Cap Core Funds Universe Average (generally reflecting the performance of the universe of funds with similar investment objectives), which declined 12.96 percent for the year, and the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which declined 14.87 percent for the year. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and Lipper category do not reflect a sales load.

What helped the Fund outperform its benchmark index during the last twelve months?
The period was divided into markedly different halves: the first half positive and the second half somewhat negative. We believe that, simply stated, the
Fund's positive performance during the latter half of 2000 was due to its low exposure to technology stocks. The primary reason for the Fund's underperformance early in 2001 was just the opposite, in our opinion: a lack of technology holdings and a large mix of more defensive sectors including financials, health care and energy-related groups.

What other market conditions or events influenced the Fund's performance during the last twelve months?
For some time, we have felt that the period of excessive capital spending from
1995 through 2000, with the resulting inventory accumulation, would adversely affect corporate profitability and would ultimately cause a protracted economic slowdown. We thus believed that it made sense for the Fund to retain some of its interest-rate-sensitive, defensive, stable companies, rather than take higher risk with the more volatile economy-sensitive issues. Remember that lower interest rates do not automatically foster capital spending when there is no current demand. Lower interest rates do, however, generally help financials. In an environment during which many technology companies continue to report losses, we felt that the more stable pharmaceutical companies would do relatively better. When oil is one of the few commodities still in demand, in spite of a historically high price, one would surmise that energy-related stocks should be attractive holdings.

Although the Fund's holdings retained a defensive posture in a rather turbulent time, there remained some negatives for us to overcome, especially during the last six months. Primarily, it seems that the market chose to focus on loan and portfolio losses for banks, on more drug-patent expirations and fewer FDA approvals of new compounds for pharmaceuticals, and on higher inventories and lower future prices for oil and natural gas.

What strategies and techniques did you employ that specifically affected the
Fund's performance?
In retrospect, we probably should have purchased more technology issues in the second quarter of 2001, when the Nasdaq Composite climbed 17 percent. Why didn't we do it? We felt that the news on many technology companies was negative. More important, there was no visible bottom for technology earnings, in our opinion.
Strangely enough, we could see the bottom in the market, but could not find much upside. We believe that the market was not, and is not, particularly attractive when one studies the standard evaluation measures, such as price-to-earnings
(P/E), yield, etc. Thus, we remained defensive on balance, believing that our general strategy would work as it has in the past.

What industries or sectors did you emphasize during the last twelve months, and what looks attractive to you going forward?
To summarize, we believe that our defensive approach has not worked well.
Neither, however, has an offensive one. We now feel that we were late in buying certain groups, such as coal, engineering and construction. However, our primary conclusion is that we apparently went through a bear market `

`fully invested.'

'
Currently, stock selection, not sector selection, appears to be the better investment strategy. So, where do we go from here? On balance, we intend to retain our defensive posture. A strategy takes time to work and, by changing now, we feel we may run the risk of getting whipsawed. We anticipate broadening the Fund's exposure to most S&P 500 sectors, rather than concentrate on a few.
We also plan to build a cash position, which should help protect the Fund and prepare us to take advantage of buying opportunities in what we believe remains a choppy, but bottoming, market.


Respectfully,

Antonio Intagliata
Manager
Waddell & Reed Advisors
Accumulative Fund

Comparison of Change in Value of $10,000 Investment

           Waddell & Reed Advisors Accumulative Fund, Class
A Shares,
                                 S&P 500 Index
                and Lipper Multi-Cap Core Funds Universe
Average


Lipper
               Waddell & Reed Advisors
Multi-Cap
                       Accumulative
Core
                              Fund,            S&P
Funds
                            Class A            500
Universe
                             Shares          Index
Average
                       ------------          -----       ---
-----
     12-31-91                 9,425         10,000
10,000
     12-31-92                10,763         10,763
10,947
     12-31-93                11,738         11,847
12,256
     12-31-94                11,743         12,003
12,128
     12-31-95                15,761         16,514
15,832
     12-31-96                17,681         20,306
18,894
     12-31-97                22,911         27,066
23,486
     12-31-98                28,094         34,834
27,758
     12-31-99                35,319         42,172
34,539
     12-31-00                42,438         38,299
33,016
      6-30-01                38,045         35,739
30,936


===== Waddell & Reed Advisors Accumulative Fund, Class A
Shares* -- $38,045
----- S&P 500 Index -- $35,739
+++++ Lipper Multi-Cap Core Funds Universe Average  --
$30,936

 *The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

                            Average Annual Total Return+
                    Class A     Class B      Class C
Class Y
                    ----------------------------------------
-----

Year Ended
  6-30-01           -3.55%      -1.73%       1.32%
2.54%
 5 Years Ended
  6-30-01           17.07%       ---          ---
18.64%
10 Years Ended
  6-30-01           15.29%       ---          ---         --
-
Since inception
  of Class++
  through 6-30-01    ---         14.63%      15.67%
18.25%

 +Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
Total returns
  reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
++10-4-99 for Class B shares, 10-6-99 for Class C shares and
7-11-95 for Class Y
  shares (the date on which shares were first acquired by shareholders).

Past performance is not predictive of future performance.
Indexes are
unmanaged.

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND
------------------------------------------------------------
-----
Accumulative Fund

GOALS
To seek capital growth, with current income as a secondary goal.

Strategy
Invests primarily in common stocks of largely capitalized
U.S. and foreign
companies.

Founded
1940

Scheduled Dividend Frequency
Semiannually (June and December)


Performance Summary -- Class A Shares

        Per Share Data
For the Fiscal Period Ended June 30, 2001
-----------------------------------------

Dividend paid                    $0.02
                                 =====

Net asset value on
   6-30-01                         $7.60
  12-31-00                         8.50
                                 -----
Change per share                $(0.90)
                                 =====

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class
B
                  -----------------------     --------------
---------
                      With      Without         With
Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)
CDSC(E)
------            ----------   ----------    -----------
----------
 1-year period
  ended 6-30-01     -3.55%       2.33%          -1.73%
1.43%
 5-year period
  ended 6-30-01     17.07%      18.46%            ---
---
10-year period
  ended 6-30-01     15.29%      15.98%            ---
---
Since inception
  of Class(F)        ---          ---           14.63%
16.48%

(A)Performance data represents share price appreciation
(depreciation),
   including reinvestment of all income and capital gains distributions.
   Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)

Period               Class C(B)  Class Y(C)
------            ----------   ----------
 1-year period
  ended 6-30-01      1.32%       2.54%
 5-year period
  ended 6-30-01      ---        18.64%
10-year period
  ended 6-30-01      ---          ---
Since inception
  of Class(D)       15.67%      18.25%

(A)Performance data represents share price appreciation
(depreciation),
   including reinvestment of all income and capital gains distributions.
   Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-6-99 for Class C shares and 7-11-95 for Class Y shares
(the date on which
   shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND

Portfolio Highlights

On June 30, 2001, Waddell & Reed Advisors Accumulative Fund had net assets totaling $2,318,556,457 invested in a diversified portfolio of:

   92.72% Common Stocks
    7.28% Cash and Cash Equivalents


As a shareholder of Waddell & Reed Advisors Accumulative
Fund, for every $100
you had invested on June 30, 2001, your Fund owned:

 $33.39  Finance, Insurance and Real Estate Stocks
  30.81  Manufacturing Stocks
  10.19  Services Stocks
   8.53 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   7.99  Mining Stocks
   7.28  Cash and Cash Equivalents
   1.81  Wholesale and Retail Trade Stocks

THE INVESTMENTS OF ACCUMULATIVE FUND
June 30, 2001

                                              Shares
Value

COMMON STOCKS
Business Services - 8.61%
 AOL Time Warner Inc.*  ..................   600,000   $
31,800,000
 BEA Systems, Inc.*  .....................   750,000
23,028,750
 DST Systems, Inc.*  .....................   700,000
36,890,000
 Electronic Data Systems Corporation  .... 1,000,000
62,500,000
 PeopleSoft, Inc.*  ......................   350,000
17,192,000
 Siebel Systems, Inc.*  ..................   600,000
28,194,000
                                                     -------
-------

199,604,750
                                                     -------
-------

Chemicals and Allied Products - 18.46%
 American Home Products Corporation  .....   500,000
29,220,000
 Aphton Corporation*  ....................   300,000
6,544,500
 Avon Products, Inc.  ....................   550,000
25,454,000
 Bristol-Myers Squibb Company  ........... 1,600,000
83,680,000
 Dow Chemical Company (The)  .............   850,000
28,262,500
 King Pharmaceuticals, Inc.*  ............   300,000
16,125,000
 Nova Chemicals Corporation  .............   800,000
16,552,000
 Pfizer Inc.  ............................ 2,200,000
88,110,000
 Pharmacia Corporation  .................. 1,700,000
78,115,000
 QLT Inc.*  .............................. 1,000,000
19,595,000
 Schering-Plough Corporation  ............ 1,000,000
36,240,000
                                                     -------
-------

427,898,000
                                                     -------
-------

Coal Mining - 1.98%
 Arch Coal, Inc.  ........................   700,000
18,109,000
 Peabody Energy Corporation*  ............   850,000
27,837,500
                                                     -------
-------

45,946,500
                                                     -------
-------

Communication - 6.08%
 AT&T Wireless Group*  ................... 1,700,000
27,795,000
 Charter Communications, Inc.*  .......... 1,200,000
28,194,000
 Nextel Communications, Inc.*  ........... 2,500,000
43,812,500
 Sprint Corporation - PCS Group*  ........ 1,700,000
41,055,000
                                                     -------
-------

140,856,500
                                                     -------
-------

Depository Institutions - 13.51%
 Bank of New York Company, Inc. (The)  ... 1,300,000
62,400,000
 Mellon Financial Corporation  ...........   700,000
32,200,000
 Morgan (J.P.) Chase & Co.  .............. 2,000,000
89,200,000
 Synovus Financial Corp.  ................   900,000
28,242,000
 U.S. Bancorp  ........................... 2,400,000
54,696,000
 Wells Fargo & Company  .................. 1,000,000
46,430,000
                                                     -------
-------

313,168,000
                                                     -------
-------
                See Notes to Schedule of Investments on page
13.

THE INVESTMENTS OF ACCUMULATIVE FUND
June 30, 2001
                                              Shares
Value
COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 1.85%
 Altera Corporation*  ....................   400,000   $
11,560,000
 Amkor Technology, Inc.*  ................   500,000
11,125,000
 Intersil Holding Corporation*  ..........   300,000
10,738,500
 Texas Instruments Incorporated  .........   300,000
9,450,000
                                                     -------
-------

42,873,500
                                                     -------
-------

Engineering and Management Services - 1.58%
 Fluor Corporation  ......................   550,000
24,832,500
 Massey Energy Company  ..................   600,000
11,856,000
                                                     -------
-------

36,688,500
                                                     -------
-------

General Merchandise Stores - 1.81%
 Dollar General Corporation  .............   650,000
12,675,000
 Wal-Mart Stores, Inc.  ..................   600,000
29,280,000
                                                     -------
-------

41,955,000
                                                     -------
-------

Insurance Agents, Brokers and Service - 0.64%
 Gallagher (Arthur J.) & Co.*  ...........   570,300
14,827,800
                                                     -------
-------

Insurance Carriers - 17.57%
 Allmerica Financial Corporation  ........   450,000
25,875,000
 American International Group, Inc.  .....   900,000
77,400,000
 Annuity and Life Re (Holdings), Ltd.  ...   300,000
10,711,500
 Aon Corporation  ........................ 1,300,000
45,500,000
 Berkshire Hathaway Inc., Class A*  ......       400
27,760,000
 CNA Financial Corporation*  .............   600,000
23,670,000
 Chubb Corporation (The)  ................   900,000
69,687,000
 Munchener Ruckversicherungs -
   Gesellschaft Aktiengesellschaft (A) ...    75,000
21,068,482
 RenaissanceRe Holdings Ltd.  ............   400,000
29,640,000
 St. Paul Companies, Inc. (The)  ......... 1,500,000
76,035,000
                                                     -------
-------

407,346,982
                                                     -------
-------

Nondepository Institutions - 1.67%
 American Express Company  ............... 1,000,000
38,800,000
                                                     -------
-------
                See Notes to Schedule of Investments on page
13.

THE INVESTMENTS OF ACCUMULATIVE FUND
June 30, 2001
                                              Shares
Value
COMMON STOCKS (Continued)
Oil and Gas Extraction - 6.01%
 Anadarko Petroleum Corporation  .........   400,000 $
21,612,000
 EOG Resources, Inc.  ....................   600,000
21,330,000
 USX Corporation - Marathon Group  ....... 1,300,000
38,363,000
 Unocal Corporation  ..................... 1,700,000
58,055,000
                                                     -------
-------

139,360,000
                                                     -------
-------

Paper and Allied Products - 2.71%
 International Paper Company  ............ 1,000,000
35,700,000
 Mead Corporation (The)  ................. 1,000,000
27,140,000
                                                     -------
-------

62,840,000
                                                     -------
-------

Petroleum and Coal Products - 1.88%
 Exxon Mobil Corporation  ................   500,000
43,675,000
                                                     -------
-------

Primary Metal Industries - 1.96%
 Alcan Inc.  .............................   600,000
25,212,000
 Alcoa Incorporated  .....................   516,000
20,330,400
                                                     -------
-------

45,542,400
                                                     -------
-------

Transportation by Air - 2.45%
 AMR Corporation*  .......................   700,000
25,291,000
 Southwest Airlines Co.  ................. 1,700,000
31,433,000
                                                     -------
-------

56,724,000
                                                     -------
-------

Transportation Equipment - 3.95%
 Lockheed Martin Corporation  ............ 1,500,000
55,575,000
 Northrop Grumman Corporation  ...........   450,000
36,045,000
                                                     -------
-------

91,620,000
                                                     -------
-------

TOTAL COMMON STOCKS - 92.72%
$2,149,726,932
 (Cost: $2,288,490,814)
                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 0.21%
 Hertz Corporation (The),
   3.72%, 7-9-01 .........................   $ 4,815
4,811,020
                                                     -------
-------

                See Notes to Schedule of Investments on page
13.

THE INVESTMENTS OF ACCUMULATIVE FUND
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands
Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Chemicals and Allied Products - 0.45%
 Abbott Laboratories,
   3.82%, 7-5-01 .........................   $ 5,000  $
4,997,878
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................       515
515,000
 Merck & Co., Inc.,
   3.95%, 7-2-01 .........................     5,000
4,999,451
                                                     -------
-------

10,512,329
                                                     -------
-------

 Communication - 0.86%
 BellSouth Corporation,
   3.72%, 7-20-01 ........................    15,025
14,995,501
 SBC Communications Inc.,
   3.99%, 7-3-01 .........................     5,000
4,998,892
                                                     -------
-------

19,994,393
                                                     -------
-------

 Depository Institutions - 0.63%
 National Australia Funding (DE) Inc.,
   3.95%, 7-6-01 .........................    14,698
14,689,937
                                                     -------
-------

 Electric, Gas and Sanitary Services - 0.43%
 Michigan Consolidated Gas Co.,
   3.8%, 7-20-01 .........................    10,000
9,979,945
                                                     -------
-------

 Food and Kindred Products - 0.11%
 General Mills, Inc.,
   3.9%, Master Note .....................     2,412
2,412,000
                                                     -------
-------

 Industrial Machinery and Equipment - 0.43%
 Deere & Company,
   3.65%, 7-27-01 ........................    10,000
9,973,639
                                                     -------
-------

 Insurance Carriers - 0.43%
 USAA Capital Corp.,
   3.72%, 7-9-01 .........................    10,000
9,991,733
                                                     -------
-------

                See Notes to Schedule of Investments on page
13.

THE INVESTMENTS OF ACCUMULATIVE FUND
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands
Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 0.99%
 Caterpillar Financial Services Corp.,
   3.77%, 7-5-01 .........................   $10,000  $
9,995,811
 PACCAR Financial Corp.,
   3.62%, Master Note ....................     2,912
2,912,000
 Textron Financial Corp.,
   3.75%, 7-11-01 ........................    10,000
9,989,583
                                                     -------
-------

22,897,394
                                                     -------
-------

 Transportation Equipment - 0.43%
 General Motors Corporation,
   3.72%, 7-6-01 .........................    10,000
9,994,833
                                                     -------
-------

Total Commercial Paper - 4.97%
115,257,223

Municipal Obligation - 0.59%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   4.15%, 7-2-01 .........................    13,599
13,599,000
                                                     -------
-------

TOTAL SHORT-TERM SECURITIES - 5.56%
$128,856,223
 (Cost: $128,856,223)

TOTAL INVESTMENT SECURITIES - 98.28%
$2,278,583,155
 (Cost: $2,417,347,037)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.72%
39,973,302

NET ASSETS - 100.00%
$2,318,556,457


Notes to Schedule of Investments

    *No dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside of the United States.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and
unrealized   appreciation
     and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
ACCUMULATIVE FUND
June 30, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
  Investment securities --
     at value (Notes 1 and 3) .................   $2,278,583
  Cash  .......................................            1
  Receivables:
     Investment securities sold ...............       43,662
     Dividends and interest ...................        2,014
     Fund shares sold .........................        1,533
  Prepaid insurance premium  ..................           31
                                                  ----------
       Total assets  ..........................    2,325,824
LIABILITIES                                       ----------
  Payable to Fund shareholders  ...............        4,883
  Payable for investment securities purchased          1,462
  Accrued service fee (Note 2)  ...............          385
  Accrued transfer agency and
     dividend disbursing (Note 2) .............          249
  Accrued distribution fee (Note 2)  ..........           84
  Accrued management fee (Note 2)  ............           83
  Accrued accounting services fee (Note 2)  ...           10
  Accrued shareholder servicing -- Class Y (Note 2)        1
  Other   .....................................          111
                                                  ----------
       Total liabilities  .....................        7,268
                                                  ----------
          Total net assets  ...................   $2,318,556
NET ASSETS                                        ==========
  $1.00 par value capital stock:
     Capital stock ............................   $  304,993
     Additional paid-in capital ...............    1,940,029
  Accumulated undistributed income (loss):
     Accumulated undistributed net investment income 2,726 Accumulated undistributed net realized gain
       on investment transactions  ............      209,602
     Net unrealized depreciation in value of
       investments ............................
(138,794)
       Net assets applicable to outstanding       ----------
          units of capital ....................   $2,318,556
Net asset value per share (net assets divided     ==========
  by shares outstanding):
  Class A  ....................................        $7.60
  Class B  ....................................        $7.53
  Class C  ....................................        $7.52
  Class Y  ....................................        $7.60
Capital shares outstanding:
  Class A  ....................................      299,451
  Class B  ....................................        3,858
  Class C  ....................................          768
  Class Y  ....................................          916
Capital shares authorized .....................      500,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
ACCUMULATIVE FUND
 (In Thousands)
                                        For the fiscalFor
the fiscal
                                         period ended   year
ended
                                           June 30,
December 31,
                                             2001
2000
INVESTMENT INCOME                       ------------  ------
------
Income (Note 1B):
 Interest and amortization  ............    $  4,079   $
31,837
 Dividends (net of foreign withholding
   taxes of $5 and $28, respectively) ..      14,866
9,103
                                           ---------    ----
-----
   Total income ........................      18,945
40,940
Expenses (Note 2):                         ---------    ----
-----
 Investment management fee  ............       7,774
16,128
 Service fee:
   Class A .............................       2,611
5,333
   Class B .............................          29
27
   Class C .............................           6
4
 Transfer agency and dividend disbursing:
   Class A .............................       1,314
2,404
   Class B .............................          50
36
   Class C .............................          10
7
 Distribution fee:
   Class A .............................         215
331
   Class B .............................          88
82
   Class C .............................          17
13
 Accounting services fee  ..............          59
106
 Custodian fees  .......................          13
110
 Legal fees  ...........................          12
19
 Audit fees  ...........................          10
18
 Shareholder servicing -- Class Y ......           5
8
 Other  ................................         109
210
                                           ---------    ----
-----
   Total expenses ......................      12,322
24,836
                                           ---------    ----
-----
    Net investment income  .............       6,623
16,104
REALIZED AND UNREALIZED                    ---------    ----
-----
GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain (loss) on securities .     (30,180)
716,227
Realized net gain (loss) on foreign
 currency transactions .................         (68)
341
Realized net gain on call options
 written ...............................       2,701
---
                                           ---------    ----
-----
 Realized net gain (loss) on investments     (27,547)
716,568
Unrealized depreciation in value
 of investments during the period ......    (245,010)
(288,603)
                                           ---------    ----
-----
   Net gain (loss) on investments ......    (272,557)
427,965
    Net increase (decrease) in net assets  ---------    ----
-----
      resulting from operations ........   $(265,934)   $
444,069
                                           =========
=========
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
ACCUMULATIVE FUND
(In Thousands)
                                      For the     For the
fiscal
                                      fiscal        year
ended
                                   period ended     December
31,
                                     June 30,    -----------
------
                                       2001        2000
1999
INCREASE (DECREASE) IN NET ASSETS    ---------    ------
------
 Operations:
   Net investment income .......... $   6,623  $   16,104  $
5,976
   Realized net gain (loss)
    on investments  ...............   (27,547)    716,568
265,407
   Unrealized appreciation
    (depreciation)  ...............  (245,010)   (288,603)
201,521
                                   ----------  ----------  -
---------
    Net increase (decrease) in net
      assets resulting from
      operations ..................  (265,934)    444,069
472,904
                                   ----------  ----------  -
---------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  ......................    (5,923)    (16,833)
(5,519)
    Class B  ......................       ---         ---
---
    Class C  ......................       ---         ---
---
    Class Y  ......................       (26)        (50)
(20)
   Realized net gains on
    investment transactions:
    Class A  ......................       ---    (552,449)
(250,533)
    Class B  ......................       ---      (3,970)
(223)
    Class C  ......................       ---        (728)
(34)
    Class Y  ......................       ---      (1,303)
(530)
                                   ----------  ----------  -
---------
                                       (5,949)   (575,333)
(256,859)
                                   ----------  ----------  -
---------
 Capital share transactions (Note 5)    3,760     463,334
170,527
                                   ----------  ----------  -
---------
   Total increase (decrease) ......  (268,123)    332,070
386,572
NET ASSETS
 Beginning of period  ............. 2,586,679   2,254,609
1,868,037
                                   ----------  ----------  -
---------
 End of period  ................... 2,318,556  $2,586,679
$2,254,609
                                   ==========  ==========
==========
   Undistributed net
    investment income  ............$    2,726  $    2,120  $
2,558
                                       ======      ======
====

*See "Financial Highlights" on pages 17 - 20.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                  For the
              fiscal period  For the fiscal year ended
December 31,
                    ended    -------------------------------
----------
                   6-30-01     2000   1999    1998   1997
1996
                 ----------   -----  -----   -----  -----
-----
Net asset value,
 beginning of period  $8.50  $9.14   $8.28  $7.77   $7.75
$7.78
                       ----   ----    ----   ----    ----
----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.02   0.07    0.03   0.10    0.10
0.11
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.90)  1.70    2.01   1.60    2.14
0.82
                       ----   ----    ----   ----   ----
----
Total from investment
 operations  .......  (0.88)  1.77    2.04   1.70    2.24
0.93
                      ----    ----    ----   ----    ----
----
Less distributions:
 From net investment
   income ..........  (0.02)  (0.07) (0.03)  (0.11) (0.09)
(0.11)
 From capital gains   (0.00)  (2.34) (1.15)  (1.08) (2.13)
(0.85)
                       ----    ----   ----    ----   ----
----
Total distributions   (0.02)  (2.41) (1.18)  (1.19) (2.22)
(0.96)
                       ----    ----   ----    ----   ----
----
Net asset value,
 end of period  ....  $7.60   $8.50  $9.14   $8.28  $7.77
$7.75
                       ====    ====   ====    ====   ====
====
Total return* ...... -10.35%  20.16% 25.72%  22.62% 29.58%
12.18%
Net assets, end of
 period (in millions)$2,277  $2,558 $2,247  $1,864 $1,595
$1,285
Ratio of expenses to
 average net assets    1.04%**1.02%   0.98%   0.88%  0.82%
0.83%
Ratio of net investment
 income to average
 net assets  .......   0.58%** 0.67%  0.30%   1.12%  1.16%
1.34%
Portfolio turnover
 rate  ............. 184.75% 384.37%372.35% 373.78%313.99%
240.37%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ACCUMULATIVE FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                  For the
                                   For the         period
                    For the         fiscal           from
              fiscal period           year        10-4-99*
                      ended          ended        through
                    6-30-01        12-31-00       12-31-99
                  ---------        ---------      -------
Net asset value,
 beginning of period  $8.44          $9.12          $8.43
                       ----           ----           ----
Income (loss) from investment
 operations:
 Net investment
   income (loss)....  (0.01)          0.00          (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.90)          1.66           1.85
                       ----           ----           ----
Total from investment
 operations  .......  (0.91)          1.66           1.84
                       ----           ----           ----
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (2.34)         (1.15)
                       ----           ----           ----
Total distributions   (0.00)         (2.34)         (1.15)
                       ----           ----           ----
Net asset value,
 end of period  ....  $7.53          $8.44          $9.12
                       ====           ====           ====
Total return ....... -10.78%         18.92%         22.89%
Net assets, end of
 period (in
 millions)  ........    $29            $19             $3
Ratio of expenses to
 average net assets    2.12%**        2.02%          2.24%**
Ratio of net investment
 loss to average
 net assets  .......  -0.54%**       -0.23%         -1.40%**
Portfolio turnover
 rate  ............. 184.75%        384.37%
372.35%***

   *Commencement of operations.
  **Annualized.
***For the fiscal year ended December 31, 1999.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ACCUMULATIVE FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                  For the
                                   For the         period
                    For the         fiscal           from
              fiscal period           year        10-6-99*
                      ended          ended        through
                    6-30-01        12-31-00       12-31-99
                  ---------        ---------      -------
Net asset value,
 beginning of period  $8.43          $9.12          $8.53
                       ----           ----           ----
Income (loss) from investment
 operations:
 Net investment
   income (loss)....  (0.01)          0.00          (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.90)          1.65           1.75
                       ----           ----           ----
Total from investment
 operations  .......  (0.91)          1.65           1.74
                       ----           ----           ----
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (2.34)         (1.15)
                       ----           ----           ----
Total distributions   (0.00)         (2.34)         (1.15)
                       ----           ----           ----
Net asset value,
 end of period  ....  $7.52          $8.43          $9.12
                       ====           ====           ====
Total return ....... -10.80%         18.81%         21.45%
Net assets, end of
 period (in
 thousands)  ....... $5,775         $3,700           $347
Ratio of expenses to
 average net assets    2.11%**        2.10%          2.28%**
Ratio of net investment
 loss to average
 net assets  .......  -0.54%**       -0.31%         -1.35%**
Portfolio turnover
 rate  ............. 184.75%        384.37%
372.35%***

   *Commencement of operations.
  **Annualized.
***For the fiscal year ended December 31, 1999.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ACCUMULATIVE FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                  For the
              fiscal period  For the fiscal year ended
December 31,
                    ended    -------------------------------
----------
                   6-30-01     2000   1999    1998   1997
1996
                 ----------   -----  -----   -----  -----
-----
Net asset value,
 beginning of period  $8.49   $9.14  $8.28   $7.77  $7.75
$7.78
                       ----    ----   ----    ----   ----
----
Income (loss) from investment
 operations:
 Net investment income 0.03    0.08   0.04    0.12   0.11
0.12
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.89)   1.70   2.01    1.59   2.14
0.82
                       ----    ----   ----    ----   ----
----
Total from investment
 operations  .......  (0.86)   1.78   2.05    1.71   2.25
0.94
                       ----    ----   ----    ----   ----
----
Less distributions:
 From net investment
   income ..........  (0.03)  (0.09) (0.04)  (0.12) (0.10)
(0.12)
 From capital gains   (0.00)  (2.34) (1.15)  (1.08) (2.13)
(0.85)
                       ----    ----   ----    ----   ----
----
Total distributions   (0.03)  (2.43) (1.19)  (1.20) (2.23)
(0.97)
                       ----    ----   ----    ----   ----
----
Net asset value,
 end of period  ....  $7.60   $8.49  $9.14   $8.28  $7.77
$7.75
                       ====    ====   ====    ====   ====
====
Total return ....... -10.26%  20.39% 25.95%  22.79% 29.67%
12.27%
Net assets, end of
 period (in
 millions)  ........     $7      $6     $5      $4     $4
$3
Ratio of expenses to
 average net assets    0.83%* 0.84%   0.80%  0.75%   0.75%
0.74%
Ratio of net investment
 income to average
 net assets  .......   0.75%*  0.85%  0.49%   1.21%  1.22%
1.45%
Portfolio turnover
 rate  ............. 184.75% 384.37%372.35% 373.78%313.99%
240.37%

*Annualized
                       See Notes to Financial Statements.

MANAGER'S DISCUSSION
------------------------------------------------------------
---------------
     June 30, 2001

An interview with James D. Wineland, portfolio manager of Waddell & Reed
Advisors Core Investment Fund


This report relates to the operation of Waddell & Reed
Advisors Core Investment
Fund for the fiscal period ended June 30, 2001. The following graphs and tables provide you with information regarding the Fund's performance during that period, while the following discussion provides you with information regarding the Fund' s performance during the twelve months ended June
30, 2001. The Fund's
board of directors recently approved a change in the Fund's fiscal year-end from
December 31 to June 30.

How did the Fund perform during the last twelve months?
The Fund had a negative return for the year, which was characterized by a difficult market environment. The Class A shares of the Fund declined 18.13 percent during the year, compared with the Lipper Large Cap Core Funds Universe
Average (generally reflecting the performance of the universe of funds with similar investment objectives), which declined 15.69 percent for the year, and the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which declined 14.87 percent for the year. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and the Lipper category do not reflect a sales load.

Why did the Fund underperform its benchmark index during the last twelve months?
The Fund carried less-than-market exposure to technology and telecommunications stocks, which we believe helped performance at the beginning of the year, yet may have hurt later in the year as some technology issues began to rebound.
Other important factors affecting the Fund's performance included our emphasis on pharmaceutical stocks and our above-market weightings in energy stocks.
Specific technology companies in the Fund's portfolio have seen positive returns during the first half of 2001, including eBay Inc., Microsoft Corporation, Dell
Computer Corporation, AOL Time Warner Inc. and Clear Channel
Communications,
Inc.

What other market conditions or events influenced the Fund's performance during the last twelve months?
The market as a whole had a fairly turbulent year, influenced primarily by sharply rising energy prices. Technology, internet-related and telecommunications stocks suffered overall declines, as the magnitude of excessive capital investment in these areas became apparent. Additionally, the global economy began to slow, first in Asia, followed by the U.S. and, finally,
Europe. The Federal Reserve began aggressively cutting interest rates during the first half of 2001. Congress passed a cut in Federal income taxes, the first in many years. The combined stimulative effect of lower interest rates and lower taxes are widely expected to have a positive impact on U.S. economic activity by early 2002. However, we believe that the negative earnings results being generated by many U.S. companies, especially technology companies (the former source of much of this country's Gross Domestic Product growth), continues to have a dampening impact on the U.S. stock market.

What strategies and techniques did you employ that specifically affected the
Fund's performance?
In this environment, the Fund is focusing on companies that we feel are most likely to deliver solid revenues and earnings despite the difficult circumstances. Our emphasis on drug and energy stocks has not changed. We continue to believe that both of these sectors have an excellent outlook. We also intend to maintain our emphasis on financial services stocks and entertainment/leisure stocks.

Overall, we believe that the market is now enduring a digestion and consolidation phase brought about by exceptional capital investment in technology and telecommunications during the 1990s. We feel that some areas, such as semi-conductors and telecommunications equipment, quite likely face an extended workout period during which we believe that revenues and earnings may be soft. As difficult as these times may be, we feel that it is now possible to see with more clarity which companies are likely to prevail in telecommunications services, internet commerce, wireless data and broadband connections to the home. Concurrently, we believe that the need for meaningful capital investment in our energy infrastructure is becoming apparent. Despite a recent decline in energy prices precipitated by the slowing of global demand, we believe that it is apparent that there is a lack of adequate capital spending in electric base units, electric transmission systems, natural gas pipelines and basic natural gas exploration. We believe that the Fund's investment in energy-related stocks should prove both prudent and profitable.

What industries or sectors did you emphasize during the last twelve months, and what looks attractive to you going forward?
We believe that the health care sector should continue to be a rewarding area for investment. U.S. demographics and advances in medical science appear to be formidable forces that favor a positive investment in pharmaceuticals, biotechnology and the medical device companies. The Fund's portfolio remains focused on what we feel are high-quality, large capitalization stocks that are dominant players in their respective industries. Going forward, we believe that well-managed companies generally attempt to solidify their market positions and to enhance relationships with their customer base during slower revenue periods.
With that in mind, we believe we remain focused on market leaders who likely will endure current challenges and prevail in a more positive economic climate.


Respectfully,

James D. Wineland
Manager
Waddell & Reed Advisors
Core Investment Fund

Comparison of Change in Value of $10,000 Investment

         Waddell & Reed Advisors Core Investment Fund, Class
A Shares,
                                 S&P 500 Index
                and Lipper Large-Cap Core Funds Universe
Average

               Waddell & Reed Advisors
Lipper
                               Core
Large-Cap
                         Investment
Core
                              Fund,            S&P
Funds
                            Class A            500
Universe
                             Shares          Index
Average
                          ---------      ---------      ----
-----
     12-31-91                 9,425         10,000
10,000
     12-31-92                10,552         10,763
10,759
     12-31-93                12,246         11,847
11,896
     12-31-94                12,025         12,003
11,803
     12-31-95                15,585         16,514
15,577
     12-31-96                18,761         20,306
18,841
     12-31-97                23,892         27,066
24,205
     12-31-98                29,633         34,834
29,876
     12-31-99                34,495         42,172
35,668
     12-31-00                37,825         38,299
33,095
      6-30-01                33,531         35,739
30,267

----- Waddell & Reed Advisors Core Investment Fund, Class A
Shares* -- $33,531
+++++ S&P 500 Index  -- $35,739
===== Lipper Large-Cap Core Funds Universe Average --
$30,267

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

                            Average Annual Total Return+
                    Class A     Class B      Class C
Class Y
                    ----------------------------------------
-----

   Year Ended
  6-30-01          -18.13%     -16.88%      -14.04%      -
13.01%
 5 Years Ended
  6-30-01           13.23%       ---          ---
14.77%
10 Years Ended
  6-30-01           14.01%       ---          ---         --
-
Since inception
  of Class++
  through 6-30-01    ---          1.94%       3.74%
15.23%

 +Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
Total returns
  reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
++10-4-99 for Class B shares and Class C shares and 6-19-95 for Class Y shares
  (the date on which shares were first acquired by shareholders).

Past performance is not predictive of future performance.
Indexes are
unmanaged.

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND
------------------------------------------------------------
-----
Core Investment Fund

GOALS
To seek capital growth and income, with a primary emphasis on income.

Strategy
Invests in the common stocks of large U.S. and foreign companies that have the potential for capital appreciation or that the Fund's investment manager expects to resist market decline.

Founded
1940

Scheduled Dividend Frequency
Quarterly (March, June, September, December)


Performance Summary -- Class A Shares

        Per Share Data
For the Fiscal Period Ended June 30, 2001
-----------------------------------------

Dividend paid                    $0.01
                                 =====
Net asset value on
   6-30-01                       $6.27
  12-31-00                        7.08
                                 -----
Change per share                $(0.81)
                                 =====

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class
B
                  -----------------------     --------------
---------
                      With      Without         With
Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)
CDSC(E)
------            ----------   ----------    -----------
----------
 1-year period
  ended 6-30-01    -18.13%      -13.13%         -16.88%
-14.16%
 5-year period
  ended 6-30-01     13.23%       14.58%           ---
---
10-year period
  ended 6-30-01     14.01%       14.68%           ---
---
Since inception
  of Class(F)        ---          ---             1.94%
3.72%

(A)Performance data represents share price appreciation
(depreciation),
   including reinvestment of all income and capital gains distributions.
   Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period               Class C(B)  Class Y(C)
------            ----------   ----------
 1-year period
  ended 6-30-01    -14.04%      -13.01%
 5-year period
  ended 6-30-01      ---         14.77%
10-year period
  ended 6-30-01      ---          ---
Since inception
  of Class(D)        3.74%       15.23%

(A)Performance data represents share price appreciation
(depreciation),
   including reinvestment of all income and capital gains distributions.
   Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(Accordingly, these returns
   reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 6-19-95 for Class Y shares
(the date on which
   shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND

Portfolio Highlights

On June 30, 2001, Waddell & Reed Advisors Core Investment
Fund had net assets
totaling $7,377,650,826 invested in a diversified portfolio of:

   94.59% Common Stocks
    4.93% Cash and Cash Equivalents
    0.48% Preferred Stock




As a shareholder of Waddell & Reed Advisors Core Investment
Fund, for every $100
you had invested on June 30, 2001, your Fund owned:

 $42.76  Manufacturing Stocks
  17.22  Finance, Insurance and Real Estate Stocks
  12.29  Services Stocks
   8.17 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   7.74  Mining Stocks
   6.41  Wholesale and Retail Trade Stocks
   4.93  Cash and Cash Equivalents
   0.48  Preferred Stock

THE INVESTMENTS OF CORE INVESTMENT FUND
June 30, 2001

                                              Shares
Value
COMMON STOCKS
Amusement and Recreation Services - 1.20%
 Walt Disney Company (The)  .............. 3,061,000  $
88,432,290
                                                     -------
-------

Business Services - 11.09%
 AOL Time Warner Inc.*  .................. 5,547,900
294,038,700
 Clear Channel Communications, Inc.*  .... 1,719,300
107,800,110
 eBay Inc.*  ............................. 1,271,500
86,938,812
 Microsoft Corporation*  ................. 3,621,400
260,125,162
 Veritas Software Corp.*  ................ 1,045,700
69,528,593
                                                     -------
-------

818,431,377
                                                     -------
-------

Chemicals and Allied Products - 18.31%
 Air Products and Chemicals, Inc.  ....... 1,617,800
74,014,350
 American Home Products Corporation  ..... 1,207,100
70,542,924
 Biogen, Inc.*  .......................... 1,236,800
67,195,344
 Bristol-Myers Squibb Company  ...........   735,200
38,450,960
 Dow Chemical Company (The)  ............. 4,859,000
161,561,750
 du Pont (E.I.) de Nemours and Company  .. 2,300,000
110,952,000
 Forest Laboratories, Inc.*  ............. 2,865,600
203,457,600
 Johnson & Johnson  ......................   816,400
40,820,000
 King Pharmaceuticals, Inc.*  ............ 2,614,000
140,502,500
 Merck & Co., Inc.  ...................... 1,078,100
68,901,371
 Pfizer Inc.  ............................ 4,579,650
183,414,983
 Pharmacia Corporation  .................. 2,003,500
92,060,825
 Schering-Plough Corporation  ............ 2,737,000
99,188,880
                                                     -------
-------

1,351,063,487
                                                     -------
-------

Communication - 6.56%
 BellSouth Corporation  .................. 1,025,700
41,304,939
 Cox Communications, Inc., Class A*  ..... 3,555,600
157,513,080
 Nextel Communications, Inc.*  ........... 2,420,900
42,426,272
 SBC Communications Inc.  ................ 3,744,000
149,984,640
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ............................... 7,831,900
42,370,579
 Vodafone Group Plc, ADR  ................ 2,250,000
50,287,500
                                                     -------
-------

483,887,010
                                                     -------
-------

Depository Institutions - 3.95%
 Morgan (J.P.) Chase & Co.  .............. 2,224,500
99,212,700
 U.S. Bancorp  ........................... 3,595,600
81,943,724
 UBS AG, Registered Shares (A)*  .........   366,850
52,579,247
 Wells Fargo & Company  .................. 1,238,600
57,508,198
                                                     -------
-------

291,243,869
                                                     -------
-------
                See Notes to Schedule of Investments on page
33.

THE INVESTMENTS OF CORE INVESTMENT FUND
June 30, 2001

                                              Shares
Value

COMMON STOCKS (Continued)
Electric, Gas and Sanitary Services - 1.61%
 El Paso Corporation  .................... 2,264,900
$118,997,846
                                                     -------
-------

Electronic and Other Electric Equipment - 6.55%
 Analog Devices, Inc.*  .................. 1,906,300
82,447,475
 General Electric Company  ............... 3,306,000
161,167,500
 Intel Corporation  ...................... 2,574,000
75,225,150
 Nokia Oyj (A)  .......................... 2,388,500
54,182,879
 Texas Instruments Incorporated  ......... 2,243,200
70,660,800
 Xilinx, Inc.*  ..........................   969,900
39,688,308
                                                     -------
-------

483,372,112
                                                     -------
-------

Food and Kindred Products - 0.78%
 Anheuser-Busch Companies, Inc.  ......... 1,401,300
57,733,560
                                                     -------
-------

Food Stores - 1.05%
 Kroger Co. (The)*  ...................... 1,534,900
38,372,500
 Safeway Inc.*  ..........................   817,850
39,256,800
                                                     -------
-------

77,629,300
                                                     -------
-------

Furniture and Home Furnishings Stores - 0.77%
 Best Buy Co., Inc.*  ....................   896,200
56,926,624
                                                     -------
-------

General Merchandise Stores - 3.46%
 Target Corporation  ..................... 7,381,000
255,382,600
                                                     -------
-------

Industrial Machinery and Equipment - 8.12%
 Baker Hughes Incorporated  .............. 4,949,000
165,791,500
 Caterpillar Inc.  ....................... 1,432,000
71,671,600
 Cisco Systems, Inc.*  ................... 6,293,200
114,473,308
 Deere & Company  ........................   883,000
33,421,550
 Dell Computer Corporation*  ............. 2,186,500
57,187,907
 EMC Corporation*  ....................... 2,789,100
81,023,355
 Sun Microsystems, Inc.*  ................ 4,797,500
75,368,725
                                                     -------
-------

598,937,945
                                                     -------
-------
                See Notes to Schedule of Investments on page
33.

THE INVESTMENTS OF CORE INVESTMENT FUND
June 30, 2001

                                              Shares
Value

COMMON STOCKS (Continued)
Instruments and Related Products - 1.76%
 Guidant Corporation*  ................... 2,400,000   $
86,400,000
 Medtronic, Inc.  ........................   941,000
43,295,410
                                                     -------
-------

129,695,410
                                                     -------
-------

Insurance Carriers - 5.04%
 American International Group, Inc.  ..... 1,869,180
160,749,480
 Chubb Corporation (The)  ................ 1,742,600
134,929,518
 Munchener Ruckversicherungs -
   Gesellschaft Aktiengesellschaft (A) ...   271,900
76,380,272
                                                     -------
-------

372,059,270
                                                     -------
-------

Nondepository Institutions - 5.79%
 Fannie Mae  ............................. 2,498,950
212,785,593
 Freddie Mac  ............................ 3,059,900
214,193,000
                                                     -------
-------

426,978,593
                                                     -------
-------

Oil and Gas Extraction - 7.74%
 Anadarko Petroleum Corporation  ......... 3,891,000
210,230,730
 Burlington Resources Incorporated  ...... 4,006,800
160,071,660
 Schlumberger Limited  ................... 2,472,000
130,150,800
 Transocean Sedco Forex Inc.  ............ 1,706,361
70,387,391
                                                     -------
-------

570,840,581
                                                     -------
-------

Paper and Allied Products - 0.57%
 International Paper Company  ............ 1,177,750
42,045,675
                                                     -------
-------

Petroleum and Coal Products - 3.65%
 Exxon Mobil Corporation  ................ 1,672,720
146,112,092
 Royal Dutch Petroleum Company, NY Shares  2,120,000
123,532,400
                                                     -------
-------

269,644,492
                                                     -------
-------

Primary Metal Industries - 1.52%
 Alcoa Incorporated  ..................... 2,838,000
111,817,200
                                                     -------
-------

                See Notes to Schedule of Investments on page
33.

THE INVESTMENTS OF CORE INVESTMENT FUND
June 30, 2001

                                              Shares
Value

COMMON STOCKS (Continued)
Security and Commodity Brokers - 2.44%
 Charles Schwab Corporation (The)  ....... 3,877,200 $
59,321,160
 Goldman Sachs Group, Inc. (The)  ........ 1,406,600
120,686,280
                                                     -------
-------

180,007,440
                                                     -------
-------

Transportation Equipment - 1.50%
 Lockheed Martin Corporation  ............ 2,979,800
110,401,590
                                                     -------
-------

Wholesale Trade - Nondurable Goods - 1.13%
 Enron Corp.  ............................ 1,695,700
83,089,300
                                                     -------
-------

TOTAL COMMON STOCKS - 94.59%
$6,978,617,571
 (Cost: $5,269,366,405)

PREFERRED STOCK - 0.48%
Communication
 Cox Communications, Inc., 7.0%, Convertible 615,400 $
35,693,200
                                                     -------
-------
 (Cost: $30,777,168)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 0.07%
 PHH Corp.,
   4.0%, 8-21-01 .........................   $ 5,000
4,971,667
                                                     -------
-------

 Chemicals and Allied Products - 1.15%
 Abbott Laboratories,
   3.8%, 7-5-01 ..........................    25,000
24,989,444
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................    25,000
25,000,000
 Glaxo Wellcome PLC,
   3.94%, 7-9-01 .........................    10,000
9,991,244
 Merck & Co., Inc.,
   3.88%, 7-2-01 .........................    25,000
24,997,306
                                                     -------
-------

84,977,994
                                                     -------
-------

 Communication - 0.58%
 BellSouth Corporation,
   3.92%, 7-6-01 .........................    10,000
9,994,556

                See Notes to Schedule of Investments on page
33.

THE INVESTMENTS OF CORE INVESTMENT FUND
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands
Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Communication (Continued)
 SBC Communications Inc.:
   3.82%, 7-3-01 .........................   $ 5,000    $
4,998,939
   3.99%, 7-3-01 .........................    10,900
10,897,584
   3.72%, 7-27-01 ........................     9,432
9,406,659
 Verizon Network Funding Corporation,
   3.74%, 7-23-01 ........................     7,350
7,333,201
                                                     -------
-------

42,630,939
                                                     -------
-------

 Depository Institutions - 0.41%
 Barclays U.S. Funding Corp.,
   3.76%, 7-31-01 ........................    15,000
14,953,000
 Wells Fargo & Company,
   3.9%, 7-6-01 ..........................    15,000
14,991,875
                                                     -------
-------

29,944,875
                                                     -------
-------

 Electric, Gas and Sanitary Services - 0.43%
 Florida Power Corp.,
   4.0%, 7-27-01 .........................     7,000
6,979,778
 Kansas City Power & Light Co.,
   4.3%, 7-2-01 ..........................    15,000
14,998,208
 PS Colorado Credit Corp.,
   4.09%, 7-6-01 .........................    10,000
9,994,319
                                                     -------
-------

31,972,305
                                                     -------
-------

 Electronic and Other Electric Equipment - 0.14%
 Sony Capital Corp.,
   3.99%, 7-6-01 .........................    10,000
9,994,458
                                                     -------
-------

 Food and Kindred Products - 0.28%
 ConAgra, Inc.,
   4.2%, 7-13-01 .........................    19,570
19,542,602
 General Mills, Inc.,
   3.9%, Master Note .....................     1,280
1,280,000
                                                     -------
-------

20,822,602
                                                     -------
-------

 Forestry - 0.13%
 Weyerhaeuser Co.,
   4.0%, 8-3-01 ..........................    10,000
9,963,333
                                                     -------
-------

                See Notes to Schedule of Investments on page
33.

THE INVESTMENTS OF CORE INVESTMENT FUND
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands
Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 General Merchandise Stores - 0.20%
 Wal-Mart Stores, Inc.,
   3.69%, 7-24-01 ........................   $15,039
$15,003,546
                                                     -------
-------

 Heavy Construction, Excluding Building - 0.14%
 Halliburton Company,
   3.95%, 7-9-01 .........................    10,000
9,991,222
                                                     -------
-------

 Industrial Machinery and Equipment - 0.11%
 Ingersoll-Rand Company,
   4.05%, 7-12-01 ........................     7,889
7,879,237
                                                     -------
-------

 Nondepository Institutions - 0.31%
 Deere (John) Capital Corp.,
   3.7%, 7-23-01 .........................    10,000
9,977,389
 PACCAR Financial Corp.,
   3.62%, Master Note ....................     3,100
3,100,000
 Transamerica Finance Corp.,
   3.9%, 7-11-01 .........................    10,000
9,988,806
                                                     -------
-------

23,066,195
                                                     -------
-------

 Paper and Allied Products - 0.19%
 International Paper Company,
   4.2%, 7-11-01 .........................    14,000
13,983,667
                                                     -------
-------

 Primary Metal Industries - 0.27%
 Alcoa Incorporated,
   3.63%, 7-31-01 ........................    20,000
19,939,500
                                                     -------
-------

 Printing and Publishing - 0.38%
 Gannett Co.,
   3.85%, 7-9-01 .........................    15,000
14,987,167
 Tribune Co.,
   3.7%, 7-25-01 .........................    13,000
12,967,933
                                                     -------
-------

27,955,100
                                                     -------
-------

                See Notes to Schedule of Investments on page
33.

THE INVESTMENTS OF CORE INVESTMENT FUND
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands
Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Transportation Equipment - 0.43%
 General Motors Corporation,
   3.72%, 7-6-01 .........................   $17,000 $
16,991,217
 Textron Inc.,
   3.75%, 7-13-01 ........................    15,000
14,981,250
                                                     -------
-------

31,972,467
                                                     -------
-------

Total Commercial Paper - 5.22%
385,069,107

Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.18%
 Nondepository Institutions
 Sinochem American C.P. Inc. (ABN AMRO Bank N.V.),
   3.98%, 7-6-01 .........................    13,000
12,992,814
                                                       -----
-------

Municipal Obligations - 0.23%
 California
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds, Shell
   Oil Company Project, Series 1998A (Taxable),
   4.15%, 7-2-01 .........................    16,793
16,793,000
                                                      ------
-------


TOTAL SHORT-TERM SECURITIES - 5.63%                  $
414,854,921
 (Cost: $414,854,921)

TOTAL INVESTMENT SECURITIES - 100.70%
$7,429,165,692
 (Cost: $5,714,998,494)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.70%)
(51,514,866)

NET ASSETS - 100.00%
$7,377,650,826


Notes to Schedule of Investments

     *No dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
CORE INVESTMENT FUND
June 30, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
  Investment securities --
     at value (Notes 1 and 3) ....................
$7,429,166
  Cash       .....................................
1
  Receivables:
     Investment securities sold ..................
9,490
     Dividends and interest ......................
6,483
     Fund shares sold ............................
3,973
  Prepaid insurance premium  .....................
48
                                                     -------
---
       Total assets  .............................
7,449,161
LIABILITIES                                          -------
---
  Payable for investment securities purchased  ...
52,346
  Payable to Fund shareholders  ..................
15,989
  Accrued service fee (Note 2)  ..................
1,251
  Accrued transfer agency and
     dividend disbursing (Note 2) ................
971
  Accrued management fee (Note 2)  ...............
234
  Accrued distribution fee (Note 2)  .............
204
  Accrued shareholder servicing -- Class Y (Note 2)
22
  Accrued accounting services fee (Note 2)  ......
10
  Other  .........................................
483
                                                     -------
---
       Total liabilities  ........................
71,510
                                                     -------
---
          Total net assets  ......................
$7,377,651
NET ASSETS
==========
  $1.00 par value capital stock:
     Capital stock ...............................
$1,177,362
     Additional paid-in capital ..................
4,566,675
  Accumulated undistributed income (loss):
     Accumulated undistributed net investment income
4,973
     Accumulated undistributed net realized
       loss on investment transactions ...........
(85,459)
     Net unrealized appreciation in value of
       investments ...............................
1,714,100
       Net assets applicable to outstanding          -------
---
          units of capital .......................
$7,377,651
Net asset value per share (net assets divided
==========
  by shares outstanding):
  Class A  .......................................
$6.27
  Class B  .......................................
$6.16
  Class C  .......................................
$6.16
  Class Y  .......................................
$6.27
Capital shares outstanding:
  Class A  .......................................
1,132,341
  Class B  .......................................
13,894
  Class C  .......................................
3,095
  Class Y  .......................................
28,032
Capital shares authorized ........................
1,970,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
CORE INVESTMENT FUND
(In Thousands)
                                        For the fiscalFor
the fiscal
                                         period ended   year
ended
                                           June 30,
December 31,
                                             2001
2000
INVESTMENT INCOME                       ------------  ------
------
Income (Note 1B):
 Dividends (net of foreign withholding taxes
   of $491 and $299, respectively)......   $  37,261   $
79,090
 Interest and amortization  ............       6,373
14,703
                                          ----------   -----
-----
   Total income ........................      43,634
93,793
Expenses (Note 2):                        ----------   -----
-----
 Investment management fee .............      22,364
50,038
 Service fee:
   Class A .............................       8,547
19,205
   Class B .............................          99
116
   Class C .............................          22
24
 Transfer agency and dividend disbursing:
   Class A .............................       5,186
10,005
   Class B .............................         181
181
   Class C .............................          42
40
 Distribution fee:
   Class A .............................         856
1,056
   Class B .............................         293
351
   Class C .............................          65
71
 Custodian fees  .......................         216
707
 Shareholder servicing -- Class Y  .....         141
349
 Accounting services fee ...............          59
106
 Legal fees  ...........................          42
76
 Audit fees  ...........................          15
27
 Other  ................................         323
609
                                          ----------   -----
-----
   Total expenses ......................      38,451
82,961
                                          ----------   -----
-----
    Net investment income  .............       5,183
10,832
REALIZED AND UNREALIZED                   ----------   -----
-----
GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain (loss) on securities .    (385,994)
1,702,512
Realized net loss on foreign
 currency transactions  ................         (89)
(582)
Realized net gain on call options written      9,897
---
                                          ----------   -----
-----
 Realized net gain (loss) on investments    (376,186)
1,701,930
Unrealized depreciation in value
 of investments during the period ......    (603,637)
(922,789)
                                          ----------   -----
-----
   Net gain (loss) on investments ......    (979,823)
779,141
                                          ----------   -----
-----
    Net increase (decrease) in net assets
      resulting from operations ........   $(974,640)  $
789,973
                                          ==========
==========
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
CORE INVESTMENT FUND
(In Thousands)
                                      For the     For the
fiscal
                                      fiscal        year
ended
                                   period ended     December
31,
                                     June 30,    -----------
------
                                       2001        2000
1999
INCREASE (DECREASE) IN NET ASSETS    ---------    ------
------
 Operations:
   Net investment income .......... $   5,183  $   10,832  $
76,012
   Realized net gain (loss)
    on investments  ...............  (376,186)  1,701,930
835,942
   Unrealized appreciation
    (depreciation)  ...............  (603,637)   (922,789)
317,336
                                   ----------  ----------  -
---------
    Net increase (decrease) in net assets
      resulting from operations ...  (974,640)    789,973
1,229,290
                                   ----------  ----------  -
---------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  ......................    (7,037)     (6,785)
(77,099)
    Class B  ......................       ---         ---
---
    Class C  ......................       ---         ---
---
    Class Y  ......................      (480)       (443)
(4,135)
   Realized net gains on
    investment transactions:
    Class A  ......................       ---  (1,711,486)
(486,908)
    Class B  ......................       ---     (14,438)
(607)
    Class C  ......................       ---      (3,112)
(66)
    Class Y  ......................       ---     (43,005)
(16,884)
                                   ----------  ----------  -
---------
                                       (7,517) (1,779,269)
(585,699)
                                    ---------- ----------  -
---------
 Capital share transactions (Note 5) (157,549)  1,107,519
(11,758)
                                   ----------  ----------  -
---------
   Total increase (decrease) ......(1,139,706)    118,223
631,833
NET ASSETS
 Beginning of period  ............. 8,517,357   8,399,134
7,767,301
                                   ----------  ----------  -
---------
 End of period  ...................$7,377,651  $8,517,357
$8,399,134
                                   ==========  ==========
==========
   Undistributed net investment
    income  .......................    $4,973      $7,396
$4,374
                                       ======      ======
======

*See "Financial Highlights" on pages 37 - 40.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE INVESTMENT FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                  For the
              fiscal period  For the fiscal year ended
December 31,
                    ended    -------------------------------
----------
                   6-30-01     2000   1999    1998   1997
1996
                 ----------   -----  -----   -----  -----
-----
Net asset value,
 beginning of period  $7.08  $8.13   $7.52  $7.59   $6.58
$5.79
                       ----   ----    ----   ----   -----
-----
Income (loss) from investment
 operations:
 Net investment income 0.00    0.01   0.08    0.20   0.06
0.07
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.80)   0.77   1.13    1.66   1.73
1.10
                       ----    ----   ----   -----  -----
-----
Total from investment
 operations  .......  (0.80)   0.78   1.21    1.86   1.79
1.17
                       ----    ----   ----   -----  -----
-----
Less distributions:
 From net investment
   income ..........  (0.01)  (0.01) (0.08)  (0.19) (0.06)
(0.06)
 From capital gains   (0.00)  (1.82) (0.52)  (1.74) (0.72)
(0.32)
                       ----    ----   ----   -----  -----
-----
Total distributions   (0.01)  (1.83) (0.60)  (1.93) (0.78)
(0.38)
                       ----    ----   ----   -----  -----
-----
Net asset value,
 end of period  ....  $6.27   $7.08  $8.13   $7.52  $7.59
$6.58
                     ======  ====== ======  ====== ======
======
Total return** ..... -11.35%   9.65% 16.41%  24.02% 27.34%
20.36%
Net assets, end of
 period (in
 millions)  ........ $7,097  $8,219 $8,102  $7,368 $6,196
$4,851
Ratio of expenses to
 average net assets    0.98%***0.94%  0.94%   0.89%  0.84%
0.86%
Ratio of net investment
 income to average
 net assets  .......   0.14%***0.12%  0.94%   1.11%  0.74%
1.03%
Portfolio turnover
 rate  .............  15.48%  48.05% 53.79%  49.29% 33.59%
22.24%

   *Per-share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE INVESTMENT FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                  For the
                                   For the         period
                    For the         fiscal           from
              fiscal period           year        10-4-99*
                      ended          ended        through
                    6-30-01        12-31-00       12-31-99
                  ---------        ---------      -------
Net asset value,
 beginning of period  $6.99          $8.13          $7.77
                      -----          -----          -----
Income (loss) from investment
 operations:
 Net investment loss  (0.02)         (0.04)         (0.00)
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.81)          0.72           0.88
                      -----         ------          -----
Total from investment
 operations  .......  (0.83)          0.68           0.88
                      -----          -----          -----
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (1.82)         (0.52)
                      -----          -----          -----
Total distributions   (0.00)         (1.82)         (0.52)
                      -----          -----          -----
Net asset value,
 end of period  ....  $6.16          $6.99          $8.13
                      =====          =====          =====
Total return ....... -11.87%          8.43%         11.53%
Net assets, end of
 period (in
 millions)  ........    $86            $72            $13
Ratio of expenses to
 average net assets    2.07%**        1.98%          2.18%**
Ratio of net investment
 loss to average
 net assets  .......  -0.93%**       -0.91%         -0.59%**
Portfolio turnover
 rate  .............  15.48%         48.05%
53.79%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended December 31, 1999.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE INVESTMENT FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                  For the
                                   For the         period
                    For the         fiscal           from
              fiscal period           year        10-4-99*
                      ended          ended        through
                    6-30-01        12-31-00       12-31-99
                 ----------        ----------     -------
Net asset value,
 beginning of period  $6.99          $8.13          $7.77
                      -----          -----          -----
Income (loss) from investment
 operations:
 Net investment loss  (0.02)         (0.03)         (0.00)
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.81)          0.71           0.88
                      -----          -----          -----
Total from investment
 operations  .......  (0.83)          0.68           0.88
                      -----          -----          -----
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (1.82)         (0.52)
                      -----          -----          -----
Total distributions   (0.00)         (1.82)         (0.52)
                      -----          -----          -----
Net asset value,
 end of period  ....  $6.16          $6.99          $8.13
                      =====          =====          =====
Total return ....... -11.87%          8.46%         11.53%
Net assets, end of
 period (in
 millions)  ........    $19            $16             $1
Ratio of expenses to
 average net assets    2.10%**        2.01%          2.23%**
Ratio of net investment
 loss to average
 net assets  .......  -0.96%**       -0.95%         -0.63%**
Portfolio turnover
 rate  .............  15.48%         48.05%
53.79%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended December 31, 1999.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE INVESTMENT FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                  For the
              fiscal period  For the fiscal year ended
December 31,
                    ended    -------------------------------
----------
                   6-30-01     2000   1999    1998   1997
1996
                 ----------   -----  -----   -----  -----
-----
Net asset value,
 beginning of period  $7.09   $8.13  $7.52   $7.59  $6.58
$5.79
                      -----   -----  -----   -----  -----
-----
Income from investment
 operations:
 Net investment income 0.01    0.03   0.10    0.24   0.07
0.07
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.81)   0.77   1.13    1.66   1.73
1.11
                      -----   -----  -----   -----  -----
-----
Total from investment
 operations  .......  (0.80)   0.80   1.23    1.90   1.80
1.18
                      -----   -----  -----   -----  -----
-----
Less distributions:
 From net investment
   income ..........  (0.02)  (0.02) (0.10)  (0.23) (0.07)
(0.07)
 From capital gains   (0.00)  (1.82) (0.52)  (1.74) (0.72)
(0.32)
                      -----   -----  -----   -----  -----
-----
Total distributions   (0.02)  (1.84) (0.62)  (1.97) (0.79)
(0.39)
                      -----   -----  -----   -----  -----
-----
Net asset value,
 end of period  ....  $6.27   $7.09  $8.13   $7.52  $7.59
$6.58
                      =====   =====  =====   =====  =====
=====
Total return ....... -11.33%   9.88% 16.67%  24.27% 27.49%
20.53%
Net assets, end of
 period (in
 millions)  ........   $176    $210   $283    $399   $299
$151
Ratio of expenses to
 average net assets    0.74%**0.74%   0.73%   0.71%   0.72%
0.73%
Ratio of net investment
 income to average
 net assets  .......   0.38%** 0.33%  1.18%   1.29%  0.85%
1.17%
Portfolio turnover
 rate  .............  15.48%  48.05% 53.79%  49.29% 33.59%
22.24%

  *Per-share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
**Annualized.
                       See Notes to Financial Statements.

MANAGER'S DISCUSSION
------------------------------------------------------------
---------------
    June 30, 2001

An interview with Zachary H. Shafran, portfolio manager of Waddell & Reed
Advisors Science and Technology Fund


This report relates to the operation of Waddell & Reed
Advisors Science and
Technology Fund for the fiscal period ended June 30, 2001. The following graphs and tables provide you with information regarding the Fund's performance during that period, while the following discussion provides you with information regarding the Fund's performance during the twelve months ended June 30, 2001.
The Fund's board of directors recently approved a change in the Fund's fiscal year-end from December 31 to June 30.

How did the Fund perform during the last twelve months?
The Fund performed relatively well, as it significantly outperformed its benchmark index. Even so, during a period that proved to be especially difficult for the technology sector, it had a negative return for the year. The Class A shares of the Fund declined 29.47 percent during the year, compared with the
Lipper Science & Technology Funds Universe Average (generally reflecting the performance of the universe of funds with similar investment objectives), which declined 52.67 percent for the year, and the Goldman Sachs Technology Industry
Composite Index (reflecting the performance of securities that generally represent the technology sector of the stock market), which declined 51.13 percent for the year. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and the Lipper category do not reflect a sales load.

What helped the Fund outperform its current benchmark index during the last twelve months?
We believe that the Fund's performance was a direct result of the portfolio being defensively positioned. We began to adopt this position in the spring of
2000. We believe that the defensive position was particularly helpful to our performance relative to the benchmark index, as the index seemed to hold some of the most overvalued stocks during the year.

What other market conditions or events influenced the Fund's performance during the last twelve months?
The year was filled with several events that we feel had a notable effect on the
Fund's return. The slowing in global economic growth, which began in the U.S.
and spread throughout the globe, made for a more challenging environment. This was brought about by a slowing in what has been a decade-long economic expansion driven in large part by capital spending, much of it for and by technology- and telecommunications-related organizations. "Dot com" casualties also filled the year, as the rising stars who raised billions of dollars in recent years ran out of money when their business models failed. In turn, many established companies that spent capital to fend off the well-financed "dot com" threat also began to cut their capital budgets.

What strategies and techniques did you employ that specifically affected the
Fund's performance?
We feel that three primary factors affected Fund performance. First, cash reserves were higher than normal during the year. Second, close attention was paid to sector allocations. Investment dollars were reallocated into more defensive areas of technology with an emphasis on companies that we felt had recurring revenue and strong cash flow. Third, we believe that our ongoing sensitivity to valuation was a key factor.

What industries or sectors did you emphasize during the last twelve months, and what looks attractive to you going forward?
Over the last year, the following sectors received the most emphasis:
pharmaceuticals, biotechnology, health care services, defense/defense electronics and energy. Going forward we believe that pharmaceuticals, biotechnology and genomics remain attractive. Given the steep declines experienced during the last year, we intend to continue to pay close attention to technology companies and to the sector as a whole. We believe that recent market declines have brought the valuations of a number of attractive investments back to what we feel are reasonable levels.


Respectfully,

Zachary H. Shafran
Manager
Waddell & Reed Advisors
Science and Technology Fund

Comparison of Change in Value of $10,000 Investment

      Waddell & Reed Advisors Science and Technology Fund,
Class A Shares,
                           S&P 400 Industrials Index,
               Goldman Sachs Technology Industry Composite
Index
             and Lipper Science & Technology Funds Universe
Average

                      Waddell & Reed
                      Advisors                  Goldman
Lipper
                      Science and                 Sachs
Science &
                      Technology          S&P
TechnologyTechnology
                      Fund,               400  Industry
Funds
                      Class A      IndustrialsComposite
Universe
                      Shares            Index     Index
Average
                      --------------------------------------
-----
     12-31-91                 9,425    10,000
10,000
     12-31-92                 9,046    10,571
11,364
     12-31-93                 9,815    11,527
14,328
     12-31-94                10,776    11,967
16,453
     12-31-95                16,742    16,109
23,603
     04-30-96                18,980    17,463    18,980
26,652
     12-31-96                18,140    19,816    22,138
28,764
     12-31-97                19,451    26,011    27,352
32,057
     12-31-98                30,988    34,817    46,257
49,468
     12-31-99                62,884    43,888    87,361
116,732
     12-31-00                54,102    36,687    54,306
79,082
      6-30-01                46,012    34,005    45,110
58,913

===== Waddell & Reed Advisors Science and Technology Fund,
Class A Shares* --
$46,012
+++++ S&P 400 Industrials Index  -- $34,005
***** Goldman Sachs Technology Industry Composite Index --
$45,110
----- Lipper Science & Technology Funds Universe Average --
$58,913

 *The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

  Please note that the Goldman Sachs Technology Industry
Composite Index was
  added as the Fund's benchmark index in the December 31, 2000 Annual Report.
  Prior to that time the S&P 400 Industrials Index was used as the Fund's benchmark index. For comparison purposes, we will present both indexes in this chart until the Goldman Sachs index has a full 10-year history.

                            Average Annual Total Return+
                    Class A     Class B      Class C
Class Y
                    ----------------------------------------
-----

   Year Ended
  6-30-01          -29.47%     -28.18%      -26.18%      -
25.01%
 5 Years Ended
  6-30-01           18.01%       ---          ---
19.70%
10 Years Ended
  6-30-01           20.26%       ---          ---         --
-
Since inception
  of Class++
  through 6-30-01    ---          6.16%       7.77%
19.99%

 +Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
Total returns
  reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
++10-4-99 for Class B shares and Class C shares and 2-27-96 for Class Y shares
  (the date on which shares were first acquired by shareholders).

Past performance is not predictive of future performance.
Indexes are
unmanaged.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND
------------------------------------------------------------
----------
Science and Technology Fund

GOAL
To seek long-term capital growth.

Strategy
Concentrates its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries.

Founded
1950

Scheduled Dividend Frequency
Semiannually (June and December)


Performance Summary -- Class A Shares

        Per Share Data
For the Fiscal Period Ended June 30, 2001
-------------------------------------------
Dividend paid                    $0.01
                                ======
Net asset value on
   6-30-01                      $ 9.26
  12-31-00                       10.90
                                ------
Change per share                $(1.64)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class
B
                  -----------------------     --------------
---------
                      With      Without         With
Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)
CDSC(E)
------            ----------   ----------    -----------
----------
 1-year period
  ended 6-30-01    -29.47%      -25.17%         -28.18%
-26.16%
 5-year period
  ended 6-30-01     18.01%      19.41%            ---
---
10-year period
  ended 6-30-01     20.26%      20.97%            ---
---
Since inception
  of Class(F)        ---          ---            6.16%
7.72%

(A)Performance data represents share price appreciation
(depreciation),
   including reinvestment of all income and capital gains distributions.
   Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).


Average Annual Total Return(A)
Period               Class C(B)  Class Y(C)
------            ----------   ----------
 1-year period
  ended 6-30-01    -26.18%      -25.01%
 5-year period
  ended 6-30-01      ---        19.70%
10-year period
  ended 6-30-01      ---          ---
Since inception
  of Class(D)        7.77%      19.99%

(A)Performance data represents share price appreciation
(depreciation),
   including reinvestment of all income and capital gains distributions.
   Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(Accordingly, these returns
   reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 2-27-96 for Class Y shares
(the date on which
   shares were first acquired by shareholders).

   Investing in companies involved in one specified sector may involve a greater degree of risk than an investment with greater diversification.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Portfolio Highlights

On June 30, 2001, Waddell & Reed Advisors Science and
Technology Fund had net
assets totaling $2,753,598,572 invested in a diversified portfolio of:

   76.28% Common Stocks
   23.72% Cash and Cash Equivalents


As a shareholder of Waddell & Reed Advisors Science and
Technology Fund, for
every $100 you had invested on June 30, 2001, your Fund owned:

 $37.11  Manufacturing Stocks
  23.72  Cash and Cash Equivalents
  16.94  Services Stocks
  13.61 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   5.69  Mining Stocks
   2.93  Finance, Insurance and Real Estate Stocks

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
June 30, 2001

                                              Shares
Value
COMMON STOCKS
Business Services - 8.03%
 AOL Time Warner Inc.*  ..................   698,900  $
37,041,700
 Acxiom Corporation*  ....................   835,600
10,620,476
 Cerner Corporation*  .................... 1,320,900
55,319,292
 CheckFree Corporation*  .................   567,400
19,949,784
 Getty Images, Inc.*  ....................   547,500
14,374,613
 Iona Technologies plc, ADR (A)*  ........   368,800
14,198,800
 Micromuse Inc.*  ........................   543,300
14,870,121
 PEC Solutions, Inc.*  ...................   360,900
8,113,032
 Veritas Software Corp.*  ................   699,900
46,536,351
                                                     -------
-------

221,024,169
                                                     -------
-------

Chemicals and Allied Products - 20.60%
 American Home Products Corporation  .....   770,200
45,010,488
 Biogen, Inc.*  .......................... 1,004,900
54,596,217
 Bristol-Myers Squibb Company  ........... 1,503,900
78,653,970
 Forest Laboratories, Inc. (A)*  ......... 1,059,700
75,238,700
 Genzyme Corporation -
   General Division (A)* .................   783,400
47,983,250
 IVAX Corporation*  ......................   593,300
23,138,700
 Johnson & Johnson  ......................   907,200
45,360,000
 Merck & Co., Inc.  ......................   296,300
18,936,533
 Pfizer Inc.  ............................ 2,662,500
106,633,125
 QLT Inc.*  ..............................   952,300
18,660,318
 Schering-Plough Corporation  ............   921,100
33,380,664
 Transkaryotic Therapies, Inc.*  .........   670,800
19,620,900
                                                     -------
-------

567,212,865
                                                     -------
-------

Communication - 13.61%
 Adelphia Communications Corporation,
   Class A* ..............................   822,300
33,426,495
 Cox Communications, Inc., Class A*  ..... 1,446,800
64,093,240
 Nextel Communications, Inc.*  ........... 2,242,200
39,294,555
 Research In Motion Limited (A)*  ........ 2,628,400
84,437,350
 Sprint Corporation - FON Group  ......... 3,001,900
64,120,584
 Sprint Corporation - PCS Group*  ........ 1,822,700
44,018,205
 Telefonaktiebolaget LM Ericsson,
   ADR, Class B .......................... 2,492,500
13,484,425
 Vodafone Group Plc, ADR  ................ 1,422,700
31,797,345
                                                     -------
-------

374,672,199
                                                     -------
-------

Depository Institutions - 2.93%
 Concord EFS, Inc. (A)*  ................. 1,549,800
80,597,349
                                                     -------
-------

Educational Services - 1.41%
 Edison Schools Inc.*  ................... 1,704,100
38,717,152
                                                     -------
-------
                See Notes to Schedule of Investments on page
53.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
June 30, 2001

                                              Shares
Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 8.64%
 Agere Systems Inc.*  .................... 4,654,600   $
34,909,500
 Analog Devices, Inc.*  ..................   891,100
38,540,075
 Integrated Device Technology, Inc.*  ....   494,600
15,505,710
 LSI Logic Corporation*  ................. 1,067,700
20,072,760
 Lattice Semiconductor Corporation*  .....   943,200
23,297,040
 McData Corporation, Class A*  ........... 1,267,964
22,664,857
 Nokia Corporation, Series A, ADR  .......   893,000
19,681,720
 Nortel Networks Corporation  ............ 1,464,800
13,315,032
 QUALCOMM Incorporated*  .................   356,300
20,838,206
 Sanmina Corporation*  ................... 1,235,900
29,204,317
                                                     -------
-------

238,029,217
                                                     -------
-------

Engineering and Management Services - 6.12%
 ICOS Corporation*  ......................   778,000
48,831,170
 Incyte Pharmaceuticals, Inc.*  .......... 1,800,000
43,857,000
 KPMG Consulting, Inc.*  ................. 1,420,500
21,811,778
 Paychex, Inc.  .......................... 1,350,000
53,993,250
                                                     -------
-------

168,493,198
                                                     -------
-------

Health Services - 1.38%
 Tenet Healthcare Corporation*  ..........   736,100
37,975,399
                                                     -------
-------

Industrial Machinery and Equipment - 4.29%
 Baker Hughes Incorporated  ..............   722,000
24,187,000
 Cisco Systems, Inc.*  ................... 1,501,800
27,317,742
 Cooper Cameron Corporation*  ............   257,300
14,357,340
 Hewlett-Packard Company  ................ 1,015,200
29,034,720
 RSA Security Inc.*  .....................   322,100
9,993,152
 Symbol Technologies, Inc.  ..............   590,200
13,102,440
                                                     -------
-------

117,992,394
                                                     -------
-------

Instruments and Related Products - 1.99%
 Beckman Coulter, Inc.  ..................   302,600
12,346,080
 Guidant Corporation*  ................... 1,182,700
42,577,200
                                                     -------
-------

54,923,280
                                                     -------
-------

                See Notes to Schedule of Investments on page
53.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
June 30, 2001
                                              Shares
Value
COMMON STOCKS (Continued)
Oil and Gas Extraction - 5.69%
 Apache Corporation  ..................... 1,160,300 $
58,885,225
 Burlington Resources Incorporated  ......   638,933
25,525,373
 Noble Affiliates, Inc.  .................   911,400
32,217,990
 Phillips Petroleum Company  .............   247,600
14,113,200
 Unocal Corporation  .....................   761,400
26,001,810
                                                     -------
-------

156,743,598
                                                     -------
-------

Primary Metal Industries - 0.63%
 Lone Star Technologies, Inc.*  ..........   480,800
17,404,960
                                                     -------
-------

Transportation Equipment - 0.96%
 Lockheed Martin Corporation  ............   716,600
26,550,030
                                                     -------
-------

TOTAL COMMON STOCKS - 76.28%
$2,100,335,810
 (Cost: $1,882,449,874)

                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 0.72%
 PHH Corp.:
   4.05%, 7-19-01 ........................   $15,000
14,969,625
   4.0%, 8-21-01 .........................     5,000
4,971,667
                                                     -------
-------

19,941,292
                                                     -------
-------

 Chemicals and Allied Products - 3.27%
 Abbott Laboratories:
   3.8%, 7-5-01 ..........................    15,000
14,993,667
   3.85%, 7-5-01 .........................     5,000
4,997,861
   4.1%, 7-5-01 ..........................    10,000
9,995,444
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................    25,000
25,000,000
 Merck & Co., Inc.,
   3.88%, 7-2-01 .........................    25,000
24,997,306
 Pfizer Inc.,
   3.92%, 7-12-01 ........................    10,000
9,988,022
                                                     -------
-------

89,972,300
                                                     -------
-------

 Communication - 2.41%
 SBC Communications Inc.:
   3.99%, 7-3-01 .........................     8,000
7,998,227
   3.8%, 7-9-01 ..........................     5,500
5,495,356
   3.65%, 7-11-01 ........................    20,000
19,979,722
   3.62%, 7-30-01 ........................    15,000
14,956,258
                See Notes to Schedule of Investments on page
53.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands
Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Communication (Continued)
 Verizon Network Funding Corporation,
   3.75%, 8-6-01 .........................   $18,000
$17,932,500
                                                     -------
-------

66,362,063
                                                     -------
-------
 Depository Institutions - 2.11%
 Barclays U.S. Funding Corp.,
   3.76%, 7-31-01 ........................    25,000
24,921,667
 Svenska Handelsbanken Inc.:
   3.92%, 7-9-01 .........................    13,000
12,988,676
   3.93%, 7-9-01 .........................     5,200
5,195,459
 Wells Fargo & Company,
   3.9%, 7-6-01 ..........................    15,000
14,991,875
                                                     -------
-------

58,097,677
                                                     -------
-------

 Electric, Gas and Sanitary Services - 1.22%
 Michigan Consolidated Gas Co.,
   4.0%, 7-3-01 ..........................    10,000
9,997,778
 National Fuel Gas Co.,
   4.03%, 7-12-01 ........................     4,800
4,794,089
 OGE Energy Corp.,
   4.1%, 7-6-01 ..........................    10,000
9,994,306
 Pacific Gas & Electric Co.,
   6.65%, 1-26-01 (B) ....................    13,000
8,710,000
                                                     -------
-------

33,496,173
                                                     -------
-------

 Electronic and Other Electric Equipment - 1.09%
 Sony Capital Corp.:
   3.92%, 7-6-01 .........................    20,000
19,989,111
   3.7%, 7-27-01 .........................    10,000
9,973,278
                                                     -------
-------

29,962,389
                                                     -------
-------

 Food and Kindred Products - 0.60%
 Coca-Cola Company (The),
   3.75%, 7-12-01 ........................     4,125
4,120,273
 General Mills, Inc.,
   3.9%, Master Note .....................     2,430
2,430,000
 Heinz (H.J.) Co.,
   3.97%, 7-9-01 .........................    10,000
9,991,178
                                                     -------
-------

16,541,451
                                                     -------
-------

                See Notes to Schedule of Investments on page
53.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
June 30, 2001
                                           Principal
                                           Amount in
SHORT-TERM SECURITIES (Continued)          Thousands
Value
Commercial Paper (Continued)
 Forestry - 0.36%
 Weyerhaeuser Co.,
   4.0%, 8-3-01 ..........................   $10,000    $
9,963,333
                                                     -------
-------

 General Merchandise Stores - 1.39%
 Wal-Mart Stores, Inc.:
   3.77%, 7-9-01 .........................    11,268
11,258,560
   3.62%, 7-24-01 ........................    17,000
16,960,683
   3.69%, 7-24-01 ........................     9,996
9,972,434
                                                     -------
-------

38,191,677
                                                     -------
-------

 Industrial Machinery and Equipment - 1.27%
 Deere & Company,
   3.79%, 7-27-01 ........................    15,000
14,958,942
 Hewlett-Packard Company,
   3.73%, 7-12-01 ........................    20,000
19,977,205
                                                     -------
-------

34,936,147
                                                     -------
-------

 Instruments and Related Products - 0.74%
 Emerson Electric Co.,
   3.73%, 7-12-01 ........................    20,395
20,371,755
                                                     -------
-------

 Insurance Carriers - 0.62%
 USAA Capital Corp.,
   3.74%, 7-18-01 ........................    17,000
16,969,976
                                                     -------
-------

 Nondepository Institutions - 2.52%
 Caterpillar Financial Services Corp.,
   3.77%, 7-5-01 .........................    15,000
14,993,717
 Deere (John) Capital Corp.,
   3.7%, 7-23-01 .........................    20,000
19,954,778
 PACCAR Financial Corp.:
   3.62%, Master Note ....................       359
359,000
   4.05%, 7-5-01 .........................    10,000
9,995,500
 Textron Financial Corp.,
   3.75%, 7-11-01 ........................    15,000
14,984,375
 Transamerica Finance Corp.,
   3.92%, 7-9-01 .........................     9,100
9,092,073
                                                     -------
-------

69,379,443
                                                     -------
-------

 Paper and Allied Products - 0.73%
 Kimberly-Clark Corporation,
   3.92%, 7-12-01 ........................    20,000
19,976,044
                                                     -------
-------
                See Notes to Schedule of Investments on page
53.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands
Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Primary Metal Industries - 0.72%
 Alcoa Incorporated,
   3.63%, 7-13-01 ........................   $20,000
$19,939,500
                                                     -------
-------

 Printing and Publishing - 1.81%
 Gannett Co.,
   3.85%, 7-9-01 .........................    15,000
14,987,167
 Tribune Co.:
   3.9%, 7-16-01 .........................    21,960
21,924,315
   3.7%, 7-25-01 .........................    13,000
12,967,933
                                                     -------
-------

49,879,415
                                                     -------
-------

 Transportation Equipment - 0.36%
 General Motors Corporation,
   3.72%, 7-6-01 .........................    10,000
9,994,833
                                                     -------
-------

 Wholesale Trade - Nondurable Goods - 0.54%
 Enron Corp.,
   3.9%, 7-13-01 .........................    15,000
14,980,500
                                                     -------
-------

Total Commercial Paper - 22.48%
618,955,968

Municipal Obligations - 0.33%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   4.15%, 7-2-01 .........................     9,178
9,178,000
                                                     -------
-------

TOTAL SHORT-TERM SECURITIES - 22.81%                 $
628,133,968
 (Cost: $632,423,968)

TOTAL INVESTMENT SECURITIES - 99.09%
$2,728,469,778
 (Cost: $2,514,873,842)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.91%
25,128,794

NET ASSETS - 100.00%
$2,753,598,572

                See Notes to Schedule of Investments on page
53.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
June 30, 2001


Notes to Schedule of Investments

    *No dividends were paid during the preceding 12 months.

 (A) As of June 30, 2001, a portion of these securities are pledged against the following written call options (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/  Premium
Market
     Security            to Call  Exercise Price    Received
Value
------------------       -------  ----------------  --------
-----
Concord EFS, Inc.         15,498    September/50
$10,225,858$10,383,660
Forest Laboratories, Inc.  5,302    November/80    1,961,740
1,850,398
Genzyme Corporation -
  General Division         7,834    July/47.5      3,670,106
8,852,420
Iona Technologies plc, ADR 1,525    July/40          183,000
300,425
Research In Motion Limited14,882    July/35        3,545,913
2,659,792
                          ------                  ----------
-----------
                          45,041
$19,586,617$24,046,695
                          ======                  ==========
==========

(B) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
SCIENCE AND TECHNOLOGY FUND
June 30, 2001
(In Thousands)
ASSETS
  Investment securities -- at value (Notes 1 and 3)
 ..$2,728,470
  Cash  ...............................................
1
  Receivables:
     Investment securities sold........................
62,526
     Fund shares sold .................................
1,317
     Dividends and interest ...........................
522
  Prepaid insurance premium  ..........................
12
                                                       -----
-----
       Total assets  ..................................
2,792,848
LIABILITIES                                            -----
-----
  Outstanding call options at market (Note 6) .........
24,047
  Payable for investment securites purchased ..........
8,306
  Payable to Fund shareholders  .......................
5,412
  Accrued transfer agency and dividend disbursing (Note 2)
561
  Accrued service fee (Note 2)  .......................
413
  Accrued distribution fee (Note 2)  ..................
133
  Accrued management fee (Note 2)  ....................
122
  Accrued accounting services fee (Note 2)  ...........
10
  Accrued shareholder servicing --  ...Class Y (Note 2)
4
  Other  ..............................................
241
                                                       -----
-----
       Total liabilities  .............................
39,249
                                                       -----
-----
          Total net assets
 ............................$2,753,599
NET ASSETS
==========
  $1.00 par value capital stock:
     Capital stock ....................................$
297,630
     Additional paid-in capital........................
2,202,170
  Accumulated undistributed income (loss):
     Accumulated undistributed net investment income ..
1,896
     Accumulated undistributed net realized
       gain on investment transactions ................
42,782
     Net unrealized appreciation in value of investments
213,581
     Net unrealized depreciation in value of written
       call options ...................................
(4,460)
       Net assets applicable to outstanding            -----
-----
          units of capital
 ............................$2,753,599

==========
Net asset value per share (net assets divided by shares
outstanding):
  Class A  ............................................
$9.26
  Class B  ............................................
$9.00
  Class C  ............................................
$9.01
  Class Y  ............................................
$9.44
Capital shares outstanding:
  Class A  ............................................
287,158
  Class B  ............................................
6,195
  Class C  ............................................
961
  Class Y  ............................................
3,316
Capital shares authorized .............................
490,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
SCIENCE AND TECHNOLOGY FUND
(In Thousands)
                                        For the fiscalFor
the fiscal
                                         period ended   year
ended
                                           June 30,
December 31,
INVESTMENT INCOME                            2001
2000
Income (Note 1B):                       ------------ -------
-----
 Interest and amortization  ............     $18,206   $
43,089
 Dividends (net of foreign withholding
   taxes of $60 and $3, respectively) ..       5,004
7,027
                                          ----------   -----
-----
   Total income ........................      23,210
50,116
Expenses (Note 2):                        ----------   -----
-----
 Investment management fee  ............      11,979
32,296
 Service fee:
   Class A .............................       3,303
9,074
   Class B .............................          69
121
   Class C .............................          11
20
 Transfer agency and dividend disbursing:
   Class A .............................       2,950
5,361
   Class B .............................         224
304
   Class C .............................          36
47
 Distribution fee:
   Class A .............................         373
543
   Class B .............................         204
372
   Class C .............................          32
61
 Accounting services fee  ..............          59
106
 Custodian fees  .......................          58
142
 Shareholder servicing -- Class Y ......          21
50
 Legal fees  ...........................          19
34
 Audit fees  ...........................          11
20
 Other  ................................         175
403
                                          ----------   -----
-----
   Total expenses ......................      19,524
48,954
                                          ----------   -----
-----
    Net investment income  .............       3,686
1,162
REALIZED AND UNREALIZED GAIN (LOSS)       ----------   -----
-----
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities ........      18,798
1,116,743
Realized net loss on written call options    (13,814)
---
                                          ----------   -----
-----
 Realized net gain on investments ......       4,984
1,116,743
Unrealized depreciation in value          ----------   -----
-----
 of securities during the period .......    (500,098)
(1,687,573)
Unrealized depreciation in value of
 written call options during the period       (4,460)
---
 Unrealized depreciation in value of      ----------   -----
------
   investments during the period........    (504,558)
(1,687,573)
                                          ----------   -----
-----
   Net loss on investments .............    (499,574)
(570,830)
    Net decrease in net assets            ----------   -----
-----
      resulting from operations  .......   $(495,888)  $
(569,668)
                                          ==========
==========
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
SCIENCE AND TECHNOLOGY FUND
(In Thousands)
                                      For the     For the
fiscal
                                      fiscal        year
ended
                                   period ended     December
31,
                                     June 30,    -----------
------
                                       2001        2000
1999
INCREASE (DECREASE) IN NET ASSETS    ---------    ------
------
 Operations:
   Net investment income (loss) ... $   3,686  $    1,162
$ (17,479)
   Realized net gain
    on investments  ...............     4,984   1,116,743
288,535
   Unrealized appreciation
    (depreciation)  ...............  (504,558) (1,687,573)
1,604,183
                                   ----------  ----------  -
---------
    Net increase (decrease) in net
      assets resulting from
      operations ..................  (495,888)   (569,668)
1,875,239
                                   ----------  ----------  -
---------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  ......................    (2,869)        ---
---
    Class B  ......................       ---         ---
---
    Class C  ......................       ---         ---
---
    Class Y  ......................       (83)        ---
---
   Realized net gains on
    investment transactions:
    Class A  ......................       ---  (1,080,942)
(280,167)
    Class B  ......................       ---     (18,653)
(988)
    Class C  ......................       ---      (2,853)
(171)
    Class Y  ......................       ---      (8,720)
(2,276)
                                   ----------  ----------  -
---------
                                       (2,952) (1,111,168)
(283,602)
                                   ----------  ----------  -
---------
 Capital share transactions (Note 5)  (64,768)  1,202,589
529,334
                                   ----------  ----------  -
---------
   Total increase (decrease) ......  (563,608)   (478,247)
2,120,971
NET ASSETS
 Beginning of period  ............. 3,317,207   3,795,454
1,674,483
                                   ----------  ----------  -
---------
 End of period  ...................$2,753,599  $3,317,207
$3,795,454
                                   ==========  ==========
==========
   Undistributed net
    investment income  ............    $1,896      $1,162
$---
                                       ======      ======
====

*See "Financial Highlights" on pages 57 - 60.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                  For the
              fiscal period  For the fiscal year ended
December 31,
                    ended    -------------------------------
----------
                   6-30-01     2000   1999    1998   1997
1996
                 ----------   -----  -----   -----  -----
-----
Net asset value,
 beginning of period $10.90 $18.43  $ 9.91   $6.71  $7.78
$7.63
                     ------ ------  ------   -----  -----
-----
Income (loss) from investment
 operations:
 Net investment income
   (loss)...........   0.01    0.01  (0.09)  (0.03) (0.01)
(0.02)
 Net realized and
   unrealized gain (loss) on
   investments .....  (1.64)  (2.37) 10.12    3.93   0.46
0.66
                      ------ ------  ------  -----   -----
-----
Total from investment
 operations  .......  (1.63)  (2.36) 10.03    3.90   0.45
0.64
                      ------ ------  ------  -----   -----
-----
Less distributions:
 From net investment
   income ..........  (0.01)  (0.00) (0.00)  (0.00) (0.00)
(0.00)
 From capital gains   (0.00)  (5.17) (1.51)  (0.70) (1.52)
(0.49)
                      ------ ------  ------  -----   -----
-----
Total distributions   (0.01)  (5.17) (1.51)  (0.70) (1.52)
(0.49)
                      ------ ------  ------ ------  ------
-----
Net asset value,
 end of period  ....  $9.26  $10.90 $18.43   $9.91  $6.71
$7.78
                      =====  ====== ======   =====  ======
======
Total return** ..... -14.95% -13.97%102.93%  59.31%  7.22%
8.35%
Net assets, end of
 period (in
 millions)  ........ $2,658 $3,224  $3,744 $1,668  $1,063
$981
Ratio of expenses to
 average net assets    1.32%***1.21%  1.16%  1.05%   1.02%
0.98%
Ratio of net investment
 income (loss) to average
 net assets  .......   0.28%***0.04% -0.79%  -0.37% -0.18%
-0.33%
Portfolio turnover
 rate  .............  52.06%  80.14% 40.35%  55.70% 87.68%
33.90%

  *Per-share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                  For the
                                   For the         period
                    For the         fiscal           from
              fiscal period           year        10-4-99*
                      ended          ended        through
                    6-30-01        12-31-00       12-31-99
                  ---------        ---------      -------
Net asset value,
 beginning of period $10.66         $18.37         $12.64
                     ------         ------         ------
Income (loss) from investment
 operations:
 Net investment loss  (0.04)         (0.13)         (0.04)
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.62)         (2.41)          7.28
                      ------         ------         ------
Total from investment
 operations  .......  (1.66)         (2.54)          7.24
                      ------         ------         ------
Less distributions:
 From net investment
   income...........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (5.17)         (1.51)
                      ------         ------         ------
Total distributions.  (0.00)         (5.17)         (1.51)
                      ------         ------         ------
Net asset value,
 end of period  ....  $9.00         $10.66         $18.37
                    ======         ======         ======
Total return ....... -15.57%        -15.01%         58.62%
Net assets, end of
 period (in
 millions)  ........    $56            $57            $17
Ratio of expenses to
 average net assets    2.69%**        2.45%          2.64%**
Ratio of net investment
 loss to average
 net assets  .......  -1.10%**       -1.00%         -2.35%**
Portfolio turnover
 rate  .............  52.06%         80.14%
40.35%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended December 31, 1999.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                  For the
                                   For the         period
                   For the          fiscal           from
             fiscal period            year        10-4-99*
                     ended           ended        through
                   6-30-01         12-31-00       12-31-99
                  ---------        ---------      -------
Net asset value,
 beginning of period $10.67         $18.38         $12.64
                     ------         ------         ------
Income (loss) from investment
 operations:
 Net investment loss  (0.04)         (0.13)         (0.04)
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.62)         (2.41)          7.29
                      ------         ------         ------
Total from investment
 operations  .......  (1.66)         (2.54)          7.25
                      ------         ------         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (5.17)         (1.51)
                      ------         ------         ------
Total distributions   (0.00)         (5.17)         (1.51)
                      ------         ------         ------
Net asset value,
 end of period  ....  $9.01         $10.67         $18.38
                      ======        ======         ======
Total return ....... -15.56%        -15.01%         58.70%
Net assets, end of
 period (in
 millions)  ........     $9             $9             $3
Ratio of expenses to
 average net assets    2.71%**        2.42%          2.42%**
Ratio of net investment
 loss to average
 net assets  .......  -1.12%**       -1.00%         -2.19%**
Portfolio turnover
 rate  .............  52.06%         80.14%
40.35%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended December 31, 1999.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                   For the       For the fiscal year
For the
             fiscal period        ended December 31,
period from
                     ended--------------------------------
2-27-96** to
                   6-30-01     2000   1999    1998   1997
12-31-96
                ----------    -----  -----   -----  -----  -
---------
Net asset value,
 beginning of period $11.12 $18.65  $ 9.98   $6.74  $7.79
$8.02
                     ------  ------ ------   -----  -----
-----
Income (loss) from investment
 operations:
 Net investment income
   (loss) ..........   0.01    0.02  (0.04)  (0.01) (0.00)
(0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.66)  (2.38)  10.22   3.95   0.47
0.27
                      ------  ------ ------   ----  -----
-----
Total from investment
 operations  .......  (1.65)  (2.36) 10.18    3.94   0.47
0.26
                      ------  ------ ------   ----  -----
-----
Less distributions:
 From net investment
   income...........  (0.03)  (0.00) (0.00)  (0.00) (0.00)
(0.00)
 From capital gains   (0.00)  (5.17) (1.51)  (0.70) (1.52)
(0.49)
                      ------  ------ ------  -----  -----
-----
Total distributions   (0.03)  (5.17) (1.51)  (0.70) (1.52)
(0.49)
                      ------  ------ ------  -----  -----
-----
Net asset value,
 end of period  ....  $9.44  $11.12 $18.65   $9.98  $6.74
$7.79
                      =====   =====  =====    ====  =====
=====
Total return ....... -14.87% -13.80%103.72%  59.71%  7.43%
3.25%
Net assets, end of
 period (in
 millions)  ........    $31     $27    $31      $6     $4
$3
Ratio of expenses to
 average net assets    1.00%***0.98%  0.95%   0.79%  0.85%
0.80%***
Ratio of net investment
 income (loss) to average
 net assets  .......   0.58%***0.26% -0.59%  -0.12% -0.01%
-0.12%***
Portfolio turnover
 rate  .............  52.06%  80.14% 40.35%  55.70% 87.68%
33.90%****

   *Per-share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
  **Commencement of operations.
 ***Annualized.
**** For the fiscal year ended December 31, 1996.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income (loss) and realized and unrealized capital gains or losses of its respective investments and other assets. Effective for the fiscal period ended June 30, 2001, the
Funds changed their fiscal year end for both financial reporting and Federal income tax purposes to June 30 from December 31. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds.
     Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks.
Securities for which
     quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.
Short-term debt
     securities are valued at amortized cost, which approximates market.

B.   Security transactions and related investment income --
Security
     transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
     See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The
     Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the
     Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.
See Note 4 --
     Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United
States of America.
     These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.  Options -- See Note 6 -- Options.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated
Persons

The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:


Annual
Fund                     Net Asset Breakpoints
Rate
------------------------------------------------------------
---------
Waddell & Reed Advisors Accumulative Fund
                         Up to $1 Billion
 .700%
                         Over $1 Billion up to $2 Billion
 .650%
                         Over $2 Billion up to $3 Billion
 .600%
                         Over $3 Billion
 .550%

Waddell & Reed Advisors Core Investment Fund
                         Up to $1 Billion
 .700%
                         Over $1 Billion up to $2 Billion
 .650%
                         Over $2 Billion up to $3 Billion
 .600%
                         Over $3 Billion up to $6 Billion
 .550%
                         Over $6 Billion
 .500%

Waddell & Reed Advisors Science and
  Technology Fund        Up to $1 Billion
 .850%
                         Over $1 Billion up to $2 Billion
 .830%
                         Over $2 Billion up to $3 Billion
 .800%
                         Over $3 Billion
 .760%

The Corporation accrues and pays this fee daily.

Pursuant to assignment of the Investment Management
Agreement between the
Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed
Investment
Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the
Corporation's investment manager.

The Corporation has an Accounting Services Agreement with
Waddell & Reed
Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the
Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, each Fund pays
WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Corporation pays WARSCO a per account charge for transfer agency and dividend disbursement services for each shareholder account which was in existence at any time during the prior month.
The monthly fee is as follows: Accumulative Fund and Science and Technology Fund
- $1.3625; Core Investment Fund - $1.4125.  With respect to
Class Y shares, the
Corporation pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to
W&R. During the period ended June 30, 2001, W&R received the following amounts in gross sales commissions and deferred sales charges.

                                                       CDSC
                                   Gross Sales    ----------
-------
                                   Commissions    Class B
Class C
     Waddell & Reed Advisors
      Accumulative Fund            $2,625,523    $26,344
$1,500
     Waddell & Reed Advisors
      Core Investment Fund          7,737,278     85,455
6.623
     Waddell & Reed Advisors Science
       and Technology Fund          3,338,229     39,363
960

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended June 30, 2001, W&R paid the following amounts: Waddell & Reed Advisors
Accumulative Fund - $1,807,983; Waddell & Reed Advisors Core
Investment Fund -
$5,037,839 and Waddell & Reed Advisors Science and
Technology Fund - $2,181,277.

Under a Distribution and Service Plan for Class A shares adopted by the
Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed
0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the
Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and
Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate
W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A
Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

Waddell & Reed Advisors Accumulative Fund paid Directors' fees of $38,182, which are included in other expenses. Waddell & Reed
Advisors Core Investment
Fund paid Directors' fees of $125,442, which are included in other expenses.
Waddell & Reed Advisors Science and Technology Fund paid
Directors' fees of
$47,696, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial
Services, Inc., a holding
company.

NOTE 3 -- Investment Securities Transactions

Investment securities transactions for the period ended June
30, 2001 are
summarized as follows:

                                                     Waddell
&
                            Waddell &      Waddell &  Reed
Advisors
                        Reed Advisors Reed Advisors Science
and
                         Accumulative Core Investment
Technology
                                 Fund           Fund
Fund
                          -----------   ------------   -----
-------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities $4,212,026,384 $1,177,580,612
$1,198,834,941
Purchases of U.S. Government
 obligations                      ---            ---
---
Purchases of short-term
 securities             3,609,340,773  4,152,000,243
8,367,005,749
Purchases of options          635,000      5,666,978
41,319,829
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  4,272,766,364  1,514,357,487
1,409,707,804
Proceeds from maturities and
 sales of U.S. Government
 obligations                      ---            ---
---
Proceeds from maturities and sales
 of short-term securities3,690,750,118 3,987,624,350
8,328,351,711
Proceeds from options       5,677,641     15,564,022
47,093,070

For Federal income tax purposes, cost of investments owned at June 30, 2001 and the related appreciation (depreciation) were as follows:


Aggregate

Appreciation
                                 Cost
AppreciationDepreciation(Depreciation)
                       -------------- ----------------------
----------------
Waddell & Reed Advisors
 Accumulative Fund     $2,430,544,976$
55,389,694$207,351,515$ (151,961,821)
Waddell & Reed Advisors
 Core Investment Fund   5,714,998,494 1,993,334,749
279,167,551 1,714,167,198
Waddell & Reed Advisors
 Science and Technology
 Fund                   2,515,991,336   451,551,161
239,072,719   212,478,442

NOTE 4 -- Federal Income Tax Matters

The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that
Fund for Federal income tax purposes as well as for accounting purposes. For
Federal income tax purposes, Waddell & Reed Advisors
Accumulative Fund and
Waddell & Reed Advisors Core Investment Fund realized capital losses of
$32,853,319 and $376,096,551, respectively, during the
fiscal period ended June
30, 2001. These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized by June
30, 2009. Remaining capital gain net income from the fiscal year ended December
31, 2000 will be distributed to both Fund's shareholders. For Federal income tax purposes, Waddell & Reed Advisors Science and Technology Fund realized capital gain net income of $4,984,100 during the fiscal period ended June 30,
2001, which will be distributed to the Fund's shareholders along with the remaining capital gain net income from the fiscal year ended December 31, 2000.

NOTE 5 -- Multiclass Operations

Each Fund is authorized to offer four classes of shares, Class A, Class B,
Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional
Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the period ended June 30, 2001 are summarized below.  Amounts are in thousands.

                                        Waddell &
Waddell &
                          Waddell & Reed Advisors    Reed
Advisors
                      Reed Advisors          Core   Science
and
                       Accumulative    Investment
Technology
                               Fund          Fund
Fund
                        -----------  ------------  ---------
---
Shares issued from sale
 of shares:
 Class A  ............       26,107        76,610
54,851
 Class B .............        1,859         4,635
1,395
 Class C .............          431         1,140
252
 Class Y  ............          729         2,001
5,861
Shares issued from
 reinvestment of dividends:
 Class A  ............          722         1,086
288
 Class B .............          ---           ---
---
 Class C .............          ---           ---
---
 Class Y  ............            3            77
5
Shares redeemed:
 Class A  ............      (28,413)     (105,755)
(63,833)
 Class B .............         (293)       (1,024)
(568)
 Class C .............         (102)         (324)
(133)
 Class Y  ............         (543)       (3,710)
(4,988)
                         ----------   -----------    -------
---
Increase (decrease) in
 outstanding capital
 shares  .............          500      (25,264)
(6,870)
                         ==========   ===========
==========
Value issued from sale
 of shares:
 Class A  ............     $203,909      $496,769
$536,826
 Class B .............       14,356        29,997
13,260
 Class C .............        3,348         7,374
2,391
 Class Y  ............        5,704        13,205
56,309
Value issued from
 reinvestment of dividends:
 Class A  ............        5,473         6,679
2,631
 Class B .............          ---           ---
---
 Class C .............          ---           ---
---
 Class Y  ............           23           471
44
Value redeemed:
 Class A  ............     (221,824)     (679,723)
(622,008)
 Class B .............       (2,225)       (6,462)
(5,321)
 Class C .............         (786)       (2,036)
(1,239)
 Class Y  ............       (4,218)      (23,823)
(47,661)
                           --------      --------     ------
---
Increase (decrease) in
 outstanding capital .     $  3,760     $(157,549)
$(64,768)
                           ========      ========
=========
Transactions in capital stock for the period ended December
31, 2000 are
summarized below.  Amounts are in thousands.

                                        Waddell &
Waddell &
                          Waddell & Reed Advisors    Reed
Advisors
                      Reed Advisors          Core   Science
and
                       Accumulative    Investment
Technology
                               Fund          Fund
Fund
                        -----------  ------------  ---------
---
Shares issued from sale
 of shares:
 Class A  ............       31,137        91,714
115,792
 Class B .............        1,642         7,560
3,183
 Class C .............          347         1,941
605
 Class Y  ............          121         4,389
1,326
Shares issued from
 reinvestment of dividends
 and/or capital gains distribution:
 Class A  ............       62,375       223,601
88,294
 Class B .............          482         2,053
1,662
 Class C .............           88           446
255
 Class Y  ............          164         6,031
519
Shares redeemed:
 Class A  ............      (38,201)     (151,399)
(111,350)
 Class B .............         (120)         (942)
(420)
 Class C .............          (34)         (277)
(173)
 Class Y  ............          (85)      (15,540)
(1,073)
                         ----------   -----------    -------
---
Increase in
 outstanding capital
 shares  .............       57,916      169,577
98,620
                         ==========   ===========
==========
Value issued from sale
 of shares:
 Class A  ............     $307,326    $  800,062
$2,131,530
 Class B .............       16,062        65,702
59,021
 Class C .............        3,404        16,845
11,126
 Class Y  ............        1,210        38,498
23,947
Value issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............      515,628     1,577,716
1,003,921
 Class B .............        3,959        14,310
18,503
 Class C .............          721         3,102
2,841
 Class Y  ............        1,353        42,671
6,020
Value redeemed:
 Class A  ............     (383,969)   (1,307,433)
(2,024,166)
 Class B .............       (1,187)       (7,938)
(6,990)
 Class C .............         (341)       (2,419)
(3,056)
 Class Y  ............         (832)     (133,597)
(20,108)
                           --------      --------     ------
---
Increase in
 outstanding capital       $463,334   $1,107,519
$1,202,589
                           ========      ========
=========

Transactions in capital stock for the period ended December
31, 1999 are
summarized below.  Amounts are in thousands.


Waddell &
                          Waddell &     Waddell & Reed
Advisors
                      Reed Advisors Reed Advisors   Science
and
                       AccumulativeCore Investment
Technology
                               Fund          Fund
Fund
                        -----------  ------------  ---------
---
Shares issued from sale
 of shares:
 Class A  ............       20,270        95,818
70,704
 Class B .............          275         1,568
888
 Class C .............           34           162
145
 Class Y  ............          304         6,515
1,484
Shares issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............       28,019        67,006
16,066
 Class B .............           26            77
60
 Class C .............            4            8
10
 Class Y  ............           65         2,656
94
Shares redeemed:
 Class A  ............      (27,719)     (146,624)
(52,059)
 Class B .............          (13)          (34)
(4)
 Class C .............         (---)*          (1)
(1)
 Class Y  ............         (291)      (27,430)
(504)
                             ------        ------       ----
---
Increase (decrease) in
 outstanding capital
 shares  .............       20,974          (279)
36,883
                             ======        ======
=======
Value issued from sale
 of shares:
 Class A  ............     $176,177    $  746,043
$884,275
 Class B .............        2,464        12,526
13,812
 Class C .............          309         1,289
2,282
 Class Y  ............        2,560        50,345
18,437
Value issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............      236,622       524,162
266,218
 Class B .............          223           606
988
 Class C .............           34            66
171
 Class Y  ............          550        20,760
1,577
Value redeemed:
 Class A  ............     (245,823)   (1,151,669)
(652,677)
 Class B .............         (122)         (277)
(72)
 Class C .............         (---)*          (8)
(10)
 Class Y  ............       (2,467)     (215,601)
(5,667)
        ..............     --------      --------     ------
---
Increase (decrease) in
 outstanding capital       $170,527    $  (11,758)
$529,334
                           ========      ========
=========
     *Not shown due to rounding.

NOTE 6 -- Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call.
The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.
The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.
For the Fund, when a put written is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium.

For Accumulative Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       December 31, 2000             ---     $      ---
     Options written              22,000      5,677,641
     Options terminated
       in closing purchase
       transactions              (15,000)    (3,336,216)
     Options exercised            (7,000)    (2,341,425)
     Options expired                 ---            ---
                                   -----      ---------
     Outstanding at
       June 30, 2001                 ---      $     ---
                                   =====      =========

For Core Investment Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       December 31, 2000             ---    $       ---
     Options written              94,958     15,564,022
     Options terminated
       in closing purchase
       transactions              (94,958)   (15,564,022)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----     ----------
     Outstanding at
       June 30, 2001                 ---     $      ---
                                   =====     ==========

For Science and Technology Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       December 31, 2000             ---    $       ---
     Options written             120,460     47,093,070
     Options terminated
       in closing purchase
       transactions              (67,153)   (25,712,682)
     Options exercised                (2)          (544)
     Options expired              (8,264)    (1,793,227)
                                   -----      ---------
     Outstanding at
      June 30, 2001               45,041    $19,586,617
                                   =====      =========

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Accumulative Fund,
Waddell & Reed Advisors Core Investment Fund, and Waddell &
Reed Advisors
Science and Technology Fund (collectively the "Funds"), three of the mutual funds comprising Waddell & Reed Advisors Funds, Inc. as of June 30, 2001, and
the related statements of operations for the fiscal period from January 1, 2001 through June 30, 2001 and the fiscal year ended December 31, 2000, the statements of changes in net assets for the fiscal period from January 1, 2001 through June 30, 2001 and each of the two fiscal years in the period ended
December 31, 2000, and the financial highlights for the fiscal period from
January 1, 2001 through June 30, 2001 and for each of the five fiscal years in the period ended December 31, 2000. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Waddell & Reed Advisors
Funds, Inc. as of
June 30, 2001, the results of their operations for the fiscal period from
January 1, 2001 through June 30, 2001 and the fiscal year ended December 31,
2000, the changes in their net assets for the fiscal period from January 1, 2001 through June 30, 2001 and each of the two fiscal years in the period ended
December 31, 2000, and the financial highlights for the fiscal period from
January 1, 2001 through June 30, 2001 and for each of the five fiscal years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Kansas City, Missouri
August 3, 2001

INCOME TAX INFORMATION
WADDELL & REED ADVISORS ACCUMULATIVE FUND
June 30, 2001

The amounts of the dividends and long-term capital gains below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

                        Per-Share Amounts Reportable As:
          --------------------------------------------------
------------------
                           For Individuals
For Corporations
                  ------------------------------------------
--------------------
-
  Record         Ordinary      Long-Term
Non- Long-Term
    Date    Total  Income   Capital Gain
QualifyingQualifyingCapital Gain
----------- ------------- ---------------      -------------
---------------
                                    Class A
   6-13-01 $0.0200  $0.0200      $   ---        $0.0200   $
---   $   ---
            ======  =======      =======        =======
=======   =======

                                    Class B
   6-13-01  $  ---  $   ---      $   ---        $   ---   $
---   $   ---
            ======  =======      =======        =======
=======   =======

                                    Class C
   6-13-01  $  ---  $   ---      $   ---        $   ---   $
---   $   ---
            ======  =======      =======        =======
=======   =======

                                    Class Y
   6-13-01 $0.0280  $0.0280      $   ---        $0.0280   $
---   $   ---
            ======  =======      =======        =======
=======   =======

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as
Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal
Revenue Code.

Shareholders are advised to consult with their tax advisor concerning the tax treatment of dividends and distributions from the Fund.

INCOME TAX INFORMATION
WADDELL & REED ADVISORS CORE INVESTMENT FUND
June 30, 2001

The amounts of the dividends and long-term capital gains below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

                        Per-Share Amounts Reportable As:
          --------------------------------------------------
------------------
                           For Individuals
For Corporations
                  ------------------------------------------
--------------------
-
  Record         Ordinary      Long-Term
Non- Long-Term
    Date    Total  Income   Capital Gain
QualifyingQualifyingCapital Gain
----------- ------------- ---------------      -------------
---------------
                                    Class A
   3-14-01 $0.0061  $0.0061      $   ---        $0.0061   $
---   $   ---
            ======  =======      =======        =======
=======   =======

                                    Class B
   3-14-01 $   ---  $   ---      $   ---        $   ---   $
---   $   ---
            ======  =======      =======        =======
=======   =======

                                    Class C
   3-14-01 $   ---  $   ---      $   ---        $   ---   $
---   $   ---
            ======  =======      =======        =======
=======   =======

                                    Class Y
   3-14-01 $0.0167  $0.0167      $   ---        $0.0167   $
---   $   ---
            ======  =======      =======        =======
=======   =======

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as
Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal
Revenue Code.

Shareholders are advised to consult with their tax advisor concerning the tax treatment of dividends and distributions from the Fund.

INCOME TAX INFORMATION
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
June 30, 2001

The amounts of the dividends and long-term capital gains below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

                        Per-Share Amounts Reportable As:
          --------------------------------------------------
------------------
                           For Individuals
For Corporations
                  ------------------------------------------
--------------------
-
  Record         Ordinary      Long-Term
Non- Long-Term
    Date    Total  Income   Capital Gain
QualifyingQualifyingCapital Gain
----------- ------------- ---------------      -------------
---------------
                                    Class A
   6-13-01 $0.0100  $0.0100      $   ---        $0.0100   $
---   $   ---
            ======  =======      =======        =======
=======   =======

                                    Class B
   6-13-01  $  ---  $   ---      $   ---        $   ---   $
---   $   ---
            ======  =======      =======        =======
=======   =======

                                    Class C
   6-13-01  $  ---  $   ---      $   ---        $   ---   $
---   $   ---
            ======  =======      =======        =======
=======   =======

                                    Class Y
   6-13-01 $0.0260  $0.0260      $   ---        $0.0260   $
---   $   ---
            ======  =======      =======        =======
=======   =======

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as
Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal
Revenue Code.

Shareholders are advised to consult with their tax advisor concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the
Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
James C. Cusser, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Antonio Intagliata, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Zachary H. Shafran, Vice President
James D. Wineland, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell &
Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed,
Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

Householding

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749
Write to us at the address listed on the inside back cover for Waddell & Reed,
Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

The Waddell & Reed Advisors Group of Mutual Funds
------------------------------------------------------------
-------

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355



Our INTERNET address is:
  http://www.waddell.com


NUR1022A(6-01)

For more complete information regarding any of the mutual funds in Waddell &
Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.